As filed with the Securities and Exchange Commission on
                              October 8    , 1996

                                      Registration No. 33-17486
                                                       811-5346
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--
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                        ----------------

                            FORM N-1A

----
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X
/
                                                             ----

----
                   Pre-Effective Amendment No.               /
/
                                                             ----

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             Post-Effective Amendment No.    13              / X
/
                               and                           ----

----
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY   / X
/
                           ACT OF 1940                       ----

----
                     Amendment No.    14                     / X
/
                (Check appropriate box or boxes)             ----

                         ---------------
                  PUTNAM CAPITAL MANAGER TRUST
       (Exact name of registrant as specified in charter)

       One Post Office Square, Boston, Massachusetts 02109
            (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code
                         (617) 292-1000
                      --------------------

     It is proposed that this filing will become effective
                     (check appropriate box)

 ----
/   /    immediately upon filing pursuant to paragraph (b)
----
 ----
/   /    on    (date)     pursuant to paragraph (b)
----
 ----
/   /    60 days after filing pursuant to paragraph (a)(1)
----
 ----
/   /    on (date) pursuant to paragraph (a)(1)
----
 ----
/    X      /                       75 days after filing pursuant
to paragraph (a)(2)
----
 ----
/   /    on (date) pursuant to paragraph (a)(2) of Rule 485.
----

If appropriate, check the following box:

 ----
/   /    this post-effective amendment designates a new
----     effective date for a previously filed post-effective
         amendment.
                                 -----------

                       JOHN R. VERANI, Vice President
                        PUTNAM CAPITAL MANAGER TRUST
                           One Post Office Square
                         Boston, Massachusetts 02109
                   (Name and address of agent for service)
                               ---------------
                                  Copy to:
                         JOHN W. GERSTMAYR, Esquire
                                ROPES & GRAY
                           One International Place
                         Boston, Massachusetts 02110
                             -------------------

         The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. A Rule 24f-2 notice for the fiscal year ended December
31, 1995 is not required because, in accordance with Instruction
B.5 to Form 24F-2, the Registrant sold no shares pursuant to Rule 24f-2 with respect to which fees are required to be paid in such fiscal year.
                       PUTNAM CAPITAL MANAGER TRUST

                           CROSS REFERENCE SHEET

                       (as required by Rule 481(a))

Part A

N-1A Item No.                           Location

1.       Cover Page . . . . . . . . . . Cover page

2.       Synopsis . . . . . . . . . . . Omitted

3. Condensed Financial Information .   Financial highlights;
                                       How performance is shown

4. General Description of Registrant . The Trust; Investment
                                        objectives and policies;
                                        Common investment
                                        policies and techniques;
                                        Organization and history

5. Management of the Fund. . . . . .   How the Trust is managed;
                                       Organization and history;
                                       About Putnam Investments,
                                       Inc.

5A.      Management's Discussion. . . . (Contained in the annual
         of Fund Performance            report of the
                                        Registrant)

6.       Capital Stock and Other
             Securities . . . . . . . . Cover page; Sales and
                                        redemptions; How the
                                        Trust values its shares;
                                        How    the Trust
                                        makes     distributions
                                           to shareholders    ;
                                        tax information;
                                        Organization and history

7.  Purchase of Securities Being Offered .The Trust; Sales and
                                        redemptions; How the
                                        Trust values its shares;
                                        Organization and history

8.       Redemption or Repurchase . . . Cover page; Sales and
                                        redemptions; How the
                                        Trust values its shares;
                                        Organization and history

9.       Pending Legal Proceedings. . . Not applicable
Part B

N-1A Item No.                           Location

10.      Cover Page . . . . . . . . . . Cover page

11.      Table of Contents. . . . . . . Cover page

12.  General Information and History . . Organization and history
                                        (Part A)

13.      Investment Objectives and
             Policies . . . . . . . . . Investment objectives
                                        and policies; Investment
                                        restrictions; Portfolio
                                        turnover

14.      Management of the Registrant . Management

15.      Control Persons and Principal. Management
         Holders of Securities

16.      Investment Advisory and Other. Management; Custodian;
         Services                       Independent accountants
                                        and financial statements

17.      Brokerage Allocation . . . . . Management

18.      Capital Stock and Other
             Securities . . . . . . . . Management;
                                        Determination of net
                                        asset value; Suspension
                                        of redemptions;
                                        Shareholder liability

19. Purchase, Redemption and Pricing of
    Securities Being Offered . . . . .  Sales and redemptions
                                        (Part A); Management;
                                        Determination of net
                                        asset value; Suspension
                                        of redemptions

20.      Tax Status . . . . . . . . . . How the Trust makes
                                        distributions to
                                        shareholders; tax
                                        information (Part A);
                                        Taxes

21.      Underwriter. . . . . . . . . . Management

22. Calculation of Performance Data .   How performance is shown
                                        (Part A); Investment
                                        performance of the Trust
                                        (Standard performance
                                        measures)

23. Financial Statements . . . . . . .  Independent accountants and financial statements

Part C

       Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

PUTNAM    VARIABLE     TRUST

PROSPECTUS -    May     1, 1996   , as revised January 1,
1997

Putnam    Variable     Trust (the "Trust") offers shares of
beneficial interest in separate investment portfolios (collectively, the "funds") for purchase by separate accounts of various insurance companies. The funds, which have different investment objectives and policies, offered by this prospectus
are:    Putnam VT     Asia Pacific Growth Fund,    Putnam VT
Diversified Income Fund,    Putnam VT     Global Asset Allocation
Fund,    Putnam VT     Global Growth Fund,    Putnam VT
Growth and Income Fund,    Putnam VT High Yield Fund, Putnam VT
International Growth Fund, Putnam VT International     Growth and
Income Fund,    Putnam VT International New Opportunities Fund,
Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund,
Putnam VT Vista Fund and Putnam VT     Voyager Fund.

An investment in    Putnam VT     Money Market Fund is neither
insured nor guaranteed by the U.S. government.  There can be no
assurance that    Putnam VT     Money Market Fund will be able to
maintain a stable net asset value of $1.00 per share.

   Putnam VT     High Yield Fund invests primarily in, and
   Putnam VT     Diversified Income Fund may invest significantly
in, lower-rated bonds, commonly known as "junk bonds."
Investments of this type are subject to a greater risk of loss of principal and non-payment of interest. Investors should carefully assess the risks associated with an investment in either fund.

This prospectus explains concisely what you should know before investing in the Trust and should be read in conjunction with the prospectus for the separate account of the variable annuity or variable life insurance product that accompanies this prospectus. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Trust in
the May 1, 1996   , as revised January 1, 1997,     statement of
additional information (the "SAI"), as amended from time to time. For a free copy of the SAI, call Putnam Investor Services at 1-800-521-0538. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SHARES OF THE FUNDS ARE PRESENTLY AVAILABLE AND ARE BEING
MARKETED EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR VARIABLE
ANNUITY CONTRACT AND VARIABLE LIFE INSURANCE POLICY SEPARATE
ACCOUNTS OF VARIOUS INSURANCE COMPANIES.
What you need to know

ABOUT THE TRUST

Financial highlights
   .........................................................
Study this table to see, among other things, how the funds have performed since their inception.

The Trust
   .........................................................
This section explains the Trust's relationship to various variable annuity and variable life insurance products and advises prospective investors to read the prospectus issued by the relevant insurance company for information about the annuity or insurance product.

Investment objectives and policies of the funds
   ..............................................................
 ...
Each of the funds is managed according to its own specific investment objective or objectives. Read this section to make sure a fund's objectives are consistent with your own.

Common investment policies and techniques
   ..............................................................
 ...
Certain investment policies and techniques apply to two or more of the funds. This section defines, describes, and explains these policies and techniques.

How performance is shown
   ..............................................................
 ...
This section describes and defines the measures used to assess
   fund     performance. All data are based on         past
investment results and do not predict future performance.

How the Trust is managed
   ..............................................................
 ...
Consult this section for information about the Trust's
management, allocation of    its     expenses, and how purchases
and sales of securities are made for the Trust.

Organization and history
   ..............................................................
 ...
In this section, you will learn when the Trust was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Sales and redemptions
   ..............................................................
 ...
This section describes the terms under which shares may be purchased and redeemed.

How a fund values its shares
   ..............................................................
 ...
This section explains how a fund determines the value of its shares.

How the funds make distributions to shareholders; tax information
   ..............................................................
 ...
This section describes the various options you have in choosing
how to receive    fund     dividends        .  It also discusses
the         tax status of the payments and counsels    you     to
seek specific advice about    your     own situation.

Financial information
   ..............................................................
 ...
This section informs you that each year you will receive semiannual and annual reports of the Trust.

ABOUT PUTNAM INVESTMENTS, INC.
   ..............................................................
 ...
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

APPENDIX
Securities ratings

About the Trust

FINANCIAL HIGHLIGHTS

The following tables present per share financial information for the life of each fund. This information has been audited and
reported on by the         independent accountants.  The "Report
of independent accountants" and financial statements included in the Trust's annual report to shareholders for the 1995 fiscal year are incorporated by reference into this prospectus. The Trust's annual report, which contains additional unaudited performance information, is available without charge upon request.

   Financial information for Putnam VT International Growth Fund,
Putnam VT International Growth and Income Fund, Putnam VT
International New Opportunities Fund, Putnam VT New Value Fund and Putnam VT Vista Fund is not included because the funds had not commenced operations as of June 30, 1996.

Financial Highlights

                                                      Investment
Operations


                                                     Net
               Less    Distribution from:
                                                Realized and
                                           In Excess
of
                                       Net       Unrealized
Total from       Net      Net Realized           Net
Realized
Year (Period)    Net Asset Value   Investment  Gain (Loss) on
Investment   Investment      Gain on             Gain
on
   ended       Beginning of Period   Income      Investments
Operations     Income      Investments
   Investments
   Putnam VT     Asia
     Pacific Growth Fund
   June 30, 1996+       $10.23           $.02            $.60
     $.62          $(.15)         $ -        $-
December 31, 1995*       10.00            .06(a)(b)       .17
      .23                   -         -           -

   Putnam VT     Diversified
     Income Fund
   June 30, 1996+       $11.03           $.28           $(.14)
     $.14          $(.67)         $ -        $-
December 31, 1995         9.74            .71            1.09
     1.80           (.51)          -              -
December 31, 1994        10.23            .61           (1.04)
     (.43)          (.06)           -         -
December 31, 1993**      10.00            .06             .17
      .23              -            -         -

   Putnam VT     Global Asset
     Allocation Fund
   June 30, 1996+       $16.15           $.21            $.77
     $.98          $(.44)        $(.83)      $-
December 31, 1995        13.19            .47            2.74
     3.21           (.25)          -              -
December 31, 1994        14.29            .35            (.71)
     (.36)          (.29)         (.43)   (.02)
December 31, 1993        12.92            .30            1.87
     2.17           (.55)         (.25)       -
December 31, 1992        12.77            .35             .41
      .76           (.42)         (.19)       -
December 31, 1991        11.28            .45            1.64
     2.09           (.54)         (.06)       -
December 31, 1990        11.26            .54            (.52)
      .02              -            -         -
December 31, 1989        10.68            .56            1.10
     1.66           (.88)         (.15)       -
December 31, 1988***                    10.00             .53(a)
      .15            .68            -                   -
   -

   Putnam VT     Global
     Growth Fund
   June 30, 1996+       $15.18           $.12           $1.32
    $1.44          $(.25)        $(.57)      $-
December 31, 1995        13.48            .20            1.85
     2.05           (.11)         (.24)       -
December 31, 1994        13.68            .13            (.26)
     (.13)          (.05)         (.02)       -
December 31, 1993        10.48            .08            3.28
     3.36           (.16)           -         -
December 31, 1992        10.61            .10            (.14)
     (.04)          (.09)           -         -
December 31, 1991         9.32            .11            1.28
     1.39           (.10)           -         -
December 31, 1990****    10.00            .11            (.79)
     (.68)             -            -         -

   Putnam VT     Growth and
     Income Fund
   June 30, 1996+       $21.47           $.24           $1.68
    $1.92          $(.51)        $(.89)      $-
December 31, 1995        16.44            .53            5.31
     5.84           (.51)         (.30)       -
December 31, 1994        17.38            .50            (.48)
      .02           (.38)         (.58)       -
December 31, 1993        15.93            .38            1.83
     2.21           (.39)         (.37)       -
December 31, 1992        15.33            .39            1.04
     1.43           (.42)         (.41)       -
December 31, 1991        13.51            .43            2.09
     2.52           (.53)         (.17)       -
December 31, 1990        13.41            .55            (.29)
      .26           (.05)         (.11)       -
December 31, 1989        12.00            .45            2.04
     2.49           (.60)         (.48)       -
December 31, 1988***     10.00            .42(a)         1.58
     2.00              -            -         -

   Putnam VT     High
     Yield Fund
   June 30, 1996+       $12.37           $.49            $.13
     $.62          $(.91)         $ -        $-
December 31, 1995        11.46            .91            1.05
     1.96          (1.05)          -              -
December 31, 1994        12.53           1.05           (1.17)
     (.12)          (.79)         (.14)   (.02)
December 31, 1993        11.17            .73            1.37
     2.10           (.74)           -         -
December 31, 1992        10.12           1.26             .59
     1.85           (.80)           -         -
December 31, 1991         7.91            .85            2.47
     3.32          (1.11)           -         -
December 31, 1990         9.15           1.30           (2.20)
     (.90)          (.34)           -         -
December 31, 1989        10.76           1.12           (1.37)
     (.25)         (1.36)           -         -
December 31, 1988***     10.00           1.04(a)(b)      (.28)
      .76              -            -         -

   Putnam VT     Money
     Market Fund
   June 30, 1996+        $1.00           $.0243          $  -
     $.0243        $(.0243)       $ -        $-
December 31, 1995         1.00            .0533             -
      .0533         (.0533)        -              -
December 31, 1994         1.00            .0377             -
      .0377         (.0377)         -         -
December 31, 1993         1.00            .0276             -
      .0276         (.0276)         -         -
December 31, 1992         1.00            .0352             -
      .0352         (.0352)         -         -
December 31, 1991         1.00            .0575           .0001
      .0576         (.0575)       (.0001)     -
December 31, 1990         1.00            .0770             -
      .0770         (.0770)         -         -
December 31, 1989         1.00            .0859             -
      .0859         (.0859)         -         -
December 31, 1988***      1.00            .0575             -
      .0575         (.0575)         -         -

   Putnam VT     New
     Opportunities Fund
   June 30, 1996+       $15.63          $(.01)          $2.51
    $2.50           $  -          $ -        $-
December 31, 1995        10.82             -             4.84
     4.84              -          (.02)       -
December 31, 1994*****   10.00               -(b)         .82
      .82              -            -         -

   Putnam VT     U.S. Government
    and     High Quality Bond Fund
   June 30, 1996+       $13.74           $.39           $(.80)
    $(.41)         $(.82)         $ -        $-
December 31, 1995        12.22            .81            1.56
     2.37           (.85)          -              -
December 31, 1994        13.53            .81           (1.24)
     (.43)          (.66)         (.22)       -
December 31, 1993        12.85            .63             .78
     1.41           (.61)         (.12)       -
December 31, 1992        12.57            .60             .28
      .88           (.54)         (.06)       -
December 31, 1991        11.36            .56            1.31
     1.87           (.66)           -         -
December 31, 1990        10.82            .71             .08
      .79           (.22)         (.03)       -
December 31, 1989        10.28            .62             .78
     1.40           (.79)         (.07)       -
December 31, 1988***     10.00            .66(a)         (.38)
      .28              -            -         -

   Putnam VT     Utilities
     Growth         and Income Fund
   June 30, 1996+       $13.28           $.27            $.46
     $.73          $(.51)         $ -        $-
December 31, 1995        10.68            .53            2.65
     3.18           (.58)          -              -
December 31, 1994        12.00            .60           (1.44)
     (.84)          (.35)         (.12)   (.01)
December 31, 1993        10.71            .30            1.13
     1.43           (.12)         (.02)       -
December 31, 1992******  10.00            .15(b)          .56
      .71              -            -         -

   Putnam VT     Voyager Fund
   June 30, 1996+       $30.50           $.04           $3.51
    $3.55          $(.10)       $(1.71)      $-
December 31, 1995        22.20            .10            8.76
     8.86           (.07)         (.49)       -
December 31, 1994        22.41            .07             .14
      .21           (.05)         (.37)       -
December 31, 1993        19.21            .04            3.50
     3.54           (.07)         (.27)       -
December 31, 1992        17.94            .07            1.72
     1.79           (.08)         (.44)       -
December 31, 1991        12.58            .11(a)         5.61
     5.72           (.12)         (.24)       -
December 31, 1990        13.00            .18            (.45)
     (.27)          (.06)         (.09)       -
December 31, 1989        10.30            .12            3.20
     3.32           (.16)         (.46)       -
December 31, 1988***     10.00            .13(a)          .17
      .30              -            -         -

                  Ratio of
   Less                                Total
               Net
Distributions                           Investment
Ratio of      Investment
   from:                             Net Asset    Return at
Net Assets     Expenses to  Income to
   Average
        Return of         Total     Value, End    Net Asset
End of Period   Average Net Average Net     Portfolio
   commission
        Capital       Distributions  of Period   Value(%)(c)
(in thousands)   Assets(%)(e)    Assets(%)  Turnover(%)    rate
paid(f)

 $-       $(.15)         $10.70       6.03(d)     $92,563
 .59(d)        .59(d)      29.34(d)        $.0222
  -        -              10.23       2.30(d)
25,045              .81(b)(d)     .72(b)(d)    67.72(d)

 $-        $.67          $10.50       1.38(d)    $391,098
 .40(d)       3.79(d)     150.28(d)
  -        (.51)          11.03      19.13        303,721
 .85          7.85        297.17
           -               (.06)      9.74             (4.23)
       215,935              .80           7.60             165.17
           -               -         10.23              2.30(d)
        80,449              .28(d)        1.45(d)
40.83(d)

 $-      $(1.27)         $15.86       6.30(d)    $627,730
 .40(d)       1.54(d)      91.72(d)        $.0482
  -        (.25)          16.15      24.71        535,666
 .84          3.31        150.88
           -               (.74)     13.19             (2.50)
       414,223              .76           3.19             150.21
           -               (.80)     14.29
17.48297,307              .72          3.28         192.48
           -               (.61)     12.92
6.29134,667              .79          3.84         141.87
           -               (.60)     12.77             19.02
82,071              .87          4.55          77.31
           -               -         11.28               .18
51,792              .88          5.31          52.97
           (.05)          (1.08)     11.26             16.08
40,200              .88          6.16          95.97
           -               -         10.68              6.76(d)
        26,202             1.17(d)        5.55(d)
183.11(d)

 $-       $(.82)         $15.80       9.71(d)  $1,096,302
 .37(d)        .88(d)      37.67(d)        $.0336
  -        (.35)          15.18      15.67        831,593
 .75          1.49         82.53
           -               (.07)     13.48              (.96)
       669,821              .77           1.21              41.55
           -               (.16)     13.68
32.40352,786              .75          1.38          47.00
           -               (.09)     10.48
(.36)86,854              .85          1.82          59.68
           -               (.10)     10.61             15.01
40,183              .99          2.01          48.67
           -               -          9.32             (6.80)(d)
        13,203              .99(d)        2.35(d)
18.07(d)

 $-      $(1.40)         $21.99       9.16(d)  $4,366,148
 .27(d)       1.44(d)      20.79(d)        $.0523
  -        (.81)          21.47      36.71
3,312,306              .57          3.34          50.87
           -               (.96)     16.44               .35
     1,907,380              .62           3.64              46.43
           -               (.76)     17.38             14.27
     1,407,382              .64           3.49              62.63
           -               (.83)     15.93
9.75641,508              .69          3.79          39.58
           -               (.70)     15.33
19.05325,861              .72          4.37          37.94
           -               (.16)     13.51
1.96155,942              .75          5.02          49.39
           -              (1.08)     13.41
21.30100,335              .74          5.73          73.40
           -               -         12.00             19.89(d)
        26,205              .92(d)        4.08(d)
37.94(d)

 $-       $(.91)         $12.08       5.15(d)    $589,462
 .38(d)       4.67(d)      28.00(d)
  -       (1.05)          12.37      18.32        498,467
 .79          9.42         69.78
           -               (.95)     11.46              (.94)
       327,119              .74           9.79              62.09
           -               (.74)     12.53
19.57291,737              .67          9.88          85.59
           -               (.80)     11.17
18.98118,804              .71         11.53          84.24
           -              (1.11)     10.12             44.83
42,823              .92         12.64         104.62
           -               (.34)      7.91
(9.98)18,915              .93         13.81          86.05
           -              (1.36)      9.15             (2.65)
        27,511              .84          12.59              65.44
           -               -         10.76              7.56(d)
        19,506              .94(b)(d)    10.99(b)(d)
64.25(d)

 $-       $(.0243)        $1.00       2.46(d)    $356,510
 .26(d)       2.44(d)       -
  -        (.0533)         1.00       5.46        263,213
 .57          5.43          -
           -               (.0377)    1.00
3.82244,064              .55          3.90           -
           -               (.0276)    1.00
2.79129,329              .42          2.77           -
           -               (.0352)    1.00
3.57105,694              .48          3.49           -
           -               (.0576)    1.00              5.92
78,568              .50          5.74           -
           -               (.0770)    1.00              7.98
77,892              .53          7.67           -
           -               (.0859)    1.00              8.88
        24,975              .63           8.62               -
           -               (.0575)    1.00              5.84(d)
        14,001              .71(d)        6.70(d)            -

 $-       $-             $18.13      15.99(d)  $1,205,342
 .38(d)       (.06)(d)     21.70(d)        $.0506
  (.01)    (.03)          15.63      44.87        515,109
 .84          (.03)        30.87
           -               -         10.82              8.20(d)
        68,592              .47(b)(d)      .03(b)(d)
32.77(d)

 $-       $(.82)         $12.51      (3.01)(d)   $744,447
 .34(d)       3.24(d)      98.46(d)
  -        (.85)          13.74      20.44        747,024
 .70          6.22        149.18
           -               (.88)     12.22             (3.23)
        640,458              .67           6.24
118.34
           -               (.73)     13.53
11.28735,386              .64          6.16          94.01
           -               (.60)     12.85
7.49435,906              .70          6.98          45.82
           -               (.66)     12.57
17.28229,306              .74          7.57          59.29
           -               (.25)     11.36              7.51
98,549              .76          8.24          32.70
           -               (.86)     10.82             14.06
        61,765              .76           8.32              27.81
           -               -         10.28              2.78(d)
        28,406              .87(d)        7.04(d)
41.41(d)

 $-       $(.51)         $13.50       5.63(d)    $587,525
 .36(d)       2.23(d)      36.61(d)        $.0494
  -        (.58)          13.28      31.08        530,461
 .68          4.72         60.33
           -               (.48)     10.68             (7.02)
       384,169              .68           5.23              84.88
           -               (.14)     12.00
13.42443,281              .69          5.02          50.79
           -               -         10.71              7.10(d)
        83,522              .64(b)(d)     3.43(b)(d)
19.29(d)

 $-      $(1.81)         $32.24      11.96(d)  $2,763,083
 .31(d)        .16(d)      31.27(d)        $.0536
  -        (.56)          30.50      40.67
2,000,232              .68           .49          57.51
           -               (.42)     22.20              1.04
     1,026,972              .71            .40              62.44
           -               (.34)     22.41
18.70675,198              .66           .33          55.85
           -               (.52)     19.21
10.36317,225              .75           .56          48.17
           -               (.36)     17.94
46.09156,741              .81           .78          55.04
           -               (.15)     12.58
(2.03)48,414              .88          1.58          93.65
           -               (.62)     13.00             32.38
        39,998              .82           1.93              91.82
           -               -         10.30              2.98(d)
         7,981             1.35(d)        1.44(d)
103.99(d)

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(b)   Reflects an expense limitation in effect during the period.
As a result of    such limitation,     expenses of
         Putnam VT     Asia Pacific Growth Fund for the period
   ended     December 31, 1995 reflect a reduction of
      approximately $0.03 per share, expenses of    Putnam VT
High Yield Fund for the period ended December 31,
      1988 reflect a reduction of less than $0.01 per share,
expenses of    Putnam VT     New Opportunities Fund for
      the period ended December 31, 1994 reflect a reduction of approximately $0.02 per share, and expenses of
         Putnam VT     Utilities Growth and Income Fund for the
period ended December 31, 1992 reflect a reduction of
      approximately $0.01 per share.
(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(d)   Not annualized.
(e) The ratio of expenses to average net assets for the period ended December 31, 1995 includes amounts paid through
         expense offset and     brokerage service
arrangements. Prior period ratios exclude these amounts.
   (f) Certain funds that invest more than 10% of their net assets in equity securities on which commissions are charged on trades are required to disclose the average commission rate paid per portfolio share for fiscal periods beginning on or after September 1, 1995.
+     Unaudited
*     For the period May 1, 1995    (commencement     of
operations) to December 31, 1995.
**    For the period September 15, 1993 (commencement of
operations) to December 31, 1993.
***   For the period February 1, 1988 (commencement of
operations) to December 31, 1988.
****  For the period May 1, 1990 (commencement of operations) to
December 31, 1990.
***** For the period May 2, 1994 (commencement of operations) to December 31, 1994.
******     For the period May 4, 1992 (commencement of
operations) to December 31, 1992.

/TABLE

THE TRUST

The Trust is designed to serve as a funding vehicle for insurance separate accounts associated with variable annuity contracts and variable life insurance policies. The Trust presently serves as the funding vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of various insurance companies. You should consult the prospectus issued by the relevant insurance company for more information about a separate account. Shares of the Trust are offered to these separate accounts through Putnam Mutual Funds Corp. ("Putnam Mutual Funds"), the principal underwriter for the Trust.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

Each fund of the Trust has its own investment objective or objectives which it pursues through its own investment policies as described below. The particular objectives and policies of the funds can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. For more information about the investment strategies employed by the funds, see "Common investment policies and techniques." The investment objectives and policies of each fund may, unless otherwise specifically stated, be changed by the Trustees without a vote of the shareholders. As a matter of policy, the Trustees would not materially change the investment objective or objectives of a fund without shareholder approval.
   None of the funds are     intended to be a complete investment
program, and there is no assurance that any fund will achieve its objective or objectives.

Additional portfolios with differing investment objectives and policies may be created from time to time for use as funding vehicles for insurance company separate accounts or for other insurance products. In addition, the Trustees may, subject to any necessary regulatory approvals, eliminate any fund or divide any fund into two or more classes of shares with such special or relative rights and privileges as the Trustees may determine.

Glossary

The following terms are frequently used in this prospectus. Many of these terms are explained in greater detail under "Common investment policies and techniques."

"Putnam Management" --  Putnam Investment Management, Inc., the
Trust's investment manager

"S&P" --  Standard & Poor's

"Moody's" --  Moody's Investors Service, Inc.

"U.S. government securities" -- debt securities issued or guaranteed by the U.S. government, by various of its agencies, or by various instrumentalities established or sponsored by the U.S. government. Certain U.S. government securities, including U.S. Treasury bills, notes and bonds, mortgage participation certificates guaranteed by Ginnie Mae, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. government securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of the instrumentality, such as Fannie Mae bonds.

"CMOs" --  collateralized mortgage obligations

"Ginnie Mae" --  Government National Mortgage Association

"Fannie Mae" --  Federal National Mortgage Association

"Freddie Mac" --  Federal Home Loan Mortgage Corporation

   PUTNAM VT     ASIA PACIFIC GROWTH FUND

   Putnam VT     Asia Pacific Growth Fund's investment objective
is to seek capital appreciation. In seeking capital appreciation, the fund will invest primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The fund may also invest to a lesser extent in debt securities and other types of investments if Putnam Management believes they would help achieve the fund's objective. The fund may also hold a portion of its assets in cash and money market instruments.

The fund may invest in securities of issuers located in any country in Asia or the Pacific Basin where Putnam Management believes there is potential for above-average capital appreciation. Such countries may include, for example, Australia, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, Taiwan and Thailand.

It is anticipated that under normal market conditions the fund will invest at least 85% of its assets in securities of companies located in Asia and in the Pacific Basin which Putnam Management believes have potential for capital appreciation. The fund will consider an issuer of securities to be located in Asia or in the Pacific Basin if it is organized under the laws of a country in Asia or the Pacific Basin and has a principal office in a country in Asia or the Pacific Basin, if it derives 50% or more of its total revenues from business in Asia or the Pacific Basin, or if its equity securities are traded principally on a securities exchange in Asia or the Pacific Basin. It is anticipated that under normal circumstances the fund will invest at least 65% of its assets in securities of issuers meeting at least one of the first two criteria described in the preceding sentence. For a discussion of the risks associated with foreign investing, see "Common investment policies and techniques -- Foreign investments."

The fund will not limit its investments to any particular type of company. The fund may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are thought to be undervalued. It may invest in small and relatively less well-known companies. These companies, which typically have equity market capitalizations below $1 billion, may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

Debt securities in which the fund may invest will generally be rated at the time of purchase at least Baa by Moody's or BBB by S&P, or, if unrated, determined by Putnam Management to be of comparable quality and in any event the fund will not invest in debt securities rated below Baa by Moody's or BBB by S&P (commonly known as "junk bonds"), or, if unrated, determined by Putnam Management to be of comparable quality if, as a result, more than 5% of the fund's assets would be invested in such securities. Debt securities rated Baa or BBB have speculative characteristics and adverse economic conditions may lead to a weakened capacity to pay interest and repay principal.

The fund will not necessarily dispose of a security if its rating is reduced below its rating at the time of purchase, although
Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets or in other markets outside Asia or the Pacific Basin. See "Common investment policies and techniques" below for a discussion of these strategies. The fund may also engage in foreign currency exchange transactions and in transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of the fund's total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, such fund will be subject to an increased risk of loss if the market value of such issuer's securities declines.

   Putnam VT     Asia Pacific Growth Fund will generally be
managed in a style similar to that of Putnam Asia Pacific Growth
Fund.

   PUTNAM VT     DIVERSIFIED INCOME FUND

   Putnam VT     Diversified Income Fund seeks high current
income consistent with capital preservation. The fund pursues its investment objective by allocating its investments among the following three sectors of the fixed-income securities markets:

* a U.S. Government Sector, consisting primarily of debt obligations of the U.S. government, its agencies and instrumentalities;

* a High Yield Sector, consisting of high-yielding, lower-rated, higher risk U.S. and foreign fixed-income securities (commonly known as "junk bonds"); and

* an International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities, and other fixed-income securities denominated in foreign currencies.

Putnam Management believes that diversifying the fund's investments among these sectors, as opposed to investing exclusively in any one sector, will better enable the fund to preserve capital while pursuing its objective of high current income. Historically, the markets for U.S. government securities, high yielding corporate fixed-income securities, and debt securities of foreign issuers have tended to behave independently and have at times moved in opposite directions. For example, U.S. government securities have generally been affected negatively by inflationary concerns resulting from increased economic activity. High-yield corporate fixed-income securities, on the other hand, have generally benefitted from increased economic activity due to improvement in the credit quality of corporate issuers. The reverse has generally been true during periods of economic decline. Similarly, U.S. government securities have often been negatively affected by a decline in the value of the dollar against foreign currencies, while the bonds of foreign issuers held by U.S. investors have generally benefitted from such decline. Putnam Management believes that, when financial markets exhibit such a lack of correlation, a pooling of investments among these markets may produce greater preservation of capital over the long term than would be obtained by investing exclusively in any one of the markets.

Putnam Management will determine the amount of assets to be allocated to each of the three market sectors in which the fund will invest based on its assessment of the returns that can be achieved from a portfolio which is invested in all three sectors. In making this determination, Putnam Management will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each market sector based on current and historical market data for each sector, as well as on its own assessment of economic and market conditions. Putnam Management will continuously review this allocation of assets and make such adjustments as it deems appropriate, although there are no fixed limits on allocations among sectors, including investments in the High Yield Sector. Because of the importance of sector diversification to the fund's investment policies, Putnam Management expects that a substantial portion of the fund's assets will normally be invested in each of the three market sectors. The fund's assets allocated to each of these market sectors will be managed in accordance with particular investment policies, which are summarized below. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund may invest in premium securities, engage in foreign currency exchange transactions, transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments.

   Putnam VT     Diversified Income Fund will generally be
managed in a style similar to that of Putnam Diversified Income
Trust.

U.S. Government Sector

The fund will invest assets allocated to the U.S. Government Sector primarily in U.S. government securities. In purchasing securities for the U.S. Government Sector, Putnam Management may take full advantage of the entire range of maturities of U.S. government securities and may adjust the average maturity of the investments held in the portfolio from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. Under normal market conditions, the fund will invest at least 20% of its net assets in U.S. government securities and at least 65% of the assets allocated to the U.S. Government Sector will be invested in U.S. government securities.

The fund may invest assets allocated to the U.S. Government Sector in a variety of debt securities, including asset-backed and mortgage-backed securities, such as CMOs and certain stripped mortgage-backed securities, that are issued by private U.S. issuers. For a description of these securities, and the risks associated with them, see "Common investment policies and techniques -- Mortgage-backed and asset-backed securities."

With respect to assets allocated to the U.S. Government Sector, the fund will only invest in privately issued debt securities that are rated at the time of purchase at least A by Moody's or S&P, or in unrated securities that Putnam Management determines are of comparable quality. The fund will not necessarily dispose of a security if its rating is reduced below these levels, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective.

Risk factors. U.S. government securities are considered among the safest of fixed-income investments. Because of this added safety, the yields available from U.S. government securities are generally lower than the yields available from corporate debt securities, but their values, like those of other debt securities, will fluctuate with changes in interest rates. Changes in the value of portfolio securities will not affect investment income from those securities, but will affect the fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of such securities. Conversely, during periods of rising interest rates, the value of such securities will generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. Because of their added safety, the yields available from U.S. government securities are generally lower than the yields available from comparable securities of private issuers.

While certain U.S. government securities, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full
faith and credit of the    U.S    . government, other securities
in which the fund may invest are subject to varying degrees of risk of default, depending upon, among other things, the ability of the borrower, or, in the case of mortgage-backed securities, the mortgagor, to meet its obligations.

High Yield Sector

The fund will invest assets allocated to the High Yield Sector primarily in high yielding, lower-rated, higher risk U.S. and foreign corporate fixed-income securities, including debt securities, convertible securities and preferred stocks. As discussed below, however, under certain circumstances the fund may invest all or any part of the High Yield Sector portfolio in higher-rated and unrated fixed-income securities. The fund will not necessarily invest in the highest yielding securities available if in Putnam Management's opinion the differences in yield are not sufficient to justify the higher risks involved.

The High Yield Sector may invest in any security which is rated, at the time of purchase, at least Caa as determined by Moody's or CCC as determined by S&P or in any unrated security which Putnam
Management determines is         of comparable quality, although
up to 5% of the net assets of the fund may be invested in
securities rated below    Caa by Moody's or CCC by S&P    , or in
unrated securities which Putnam Management determines are of comparable quality. Securities rated below Caa by Moody's or CCC by S&P are of poor standing and may be in default. The fund will not necessarily dispose of a security if its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective. The rating services' descriptions of these rating categories, including the speculative characteristics of the lower categories, are included in the Appendix to this prospectus.

The table below shows the percentages of fund assets invested during fiscal 1995 in securities assigned to the various rating categories by S&P, or, if unrated by S&P, assigned to comparable rating categories by Moody's, and in unrated securities determined by Putnam Management to be of comparable quality.

                 Rated securities,      Unrated securities of
                 as percentage of      comparable quality, as
Rating              net assets        percentage of net assets
------             -------------     ------------------------
"AAA"                 42.51%                     --
"AA"                  15.92%                     --
"A"                    0.38%                     --
"BBB"                  0.21%                     --
"BB"                   9.45%                    1.19%
"B"                   20.22%                    0.94%
"CCC"                  3.31%                    0.04%
"D"                     --                      0.01%
                     ------                    -----
                     92.00%                    2.18%
                     ======                    =====

For a description of the risks associated with investments in fixed-income securities, including lower-rated fixed-income securities, see "Common investment policies and techniques --
Lower-rated and other fixed-income securities."

The fund may invest assets allocated to the High Yield Sector in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to the more general investment considerations applicable to fixed-income investments, participations and assignments involve the risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the fund. The fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The fund may also invest assets allocated to the High Yield Sector in lower-rated securities of foreign corporate and governmental issuers denominated either in U.S. dollars or in foreign currencies. For a discussion of the risks associated with foreign investing, see "Common investment policies and techniques -- Foreign investments."

International Sector

The fund will invest the assets allocated to the International
Sector in debt obligations and other fixed-income securities denominated in non-U.S. currencies. These securities include:

* debt obligations issued or guaranteed by foreign national, provincial, state, or other governments with taxing authority, or by their agencies or instrumentalities;

*  debt obligations of supranational entities (described below);
   and

* debt obligations and other fixed-income securities of foreign and U.S. corporate issuers.

When investing in the International Sector, the fund will purchase only debt securities of issuers whose long-term debt
obligations are rated    at least     A         at the time of
purchase by Moody's or S&P or that are unrated securities that Putnam Management determines are of comparable quality. The fund will not necessarily dispose of a security if its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective. The fund may, however, make investments in international debt securities rated below A with respect to assets allocated to the High Yield Sector.

In the past, yields available from securities denominated in foreign currencies have often been higher than those of securities denominated in U.S. dollars. Although the fund has the flexibility to invest in any country where Putnam Management sees potential for high income, it presently expects to invest primarily in securities of issuers in industrialized Western European countries (including Scandinavian countries) and in Canada, Japan, Australia, and New Zealand. Putnam Management will consider expected changes in foreign currency exchange rates in determining the anticipated returns of securities denominated in foreign currencies.

The obligations of foreign governmental entities, including supranational issuers, have various kinds of government support. Obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. These obligations may or may not be supported by the full faith and credit of a foreign government.

Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank, and the Inter-American Development Bank. The governmental members or "stockholders" usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowing. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves, and net income.

For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques --
Foreign investments."

   PUTNAM VT     GLOBAL ASSET ALLOCATION FUND

The investment objective of    Putnam VT     Global Asset
Allocation Fund is to seek a high level of long-term total return consistent with preservation of capital. By seeking total return, the fund seeks to increase the value of the shareholder's investment through both capital appreciation and investment income. "Total return" includes interest and dividend income, net of expenses, and realized and unrealized capital gains and losses on securities. The fund invests in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers. The fund's portfolio may include securities in the following four investment categories, which in the judgment of Putnam Management represent large, well-differentiated classes of securities with distinctive investment characteristics:

   U.S. Equities
   International Equities
   U.S. Fixed Income
   International Fixed Income

The amount of fund assets assigned to each investment category will be reevaluated by Putnam Management at least quarterly based on Putnam Management's assessment of the relative market opportunities and risks of each investment category taking into account various economic and market factors.

The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies. The fund may invest in premium securities, engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments.

The portion of the fund's assets invested in each investment category will be managed as a separate investment portfolio in accordance with that category's particular investment objectives and policies, independently of the fund's overall objective. The following is a description of the investment objectives and policies of each investment category:

U.S. Equities. The objective of the U.S. Equities category is to seek both capital growth and, to a lesser extent, current income through equity securities. This category's portfolio will include equity securities selected primarily to provide one or more of the following factors: growth in value, capital protection and dependable income. Investments will be made in companies, large or small, whose earnings are believed to be in a relatively strong growth trend or whose securities are thought to be undervalued. The fund may invest in small and relatively less well-known companies. Investing in these companies may present greater opportunities for capital appreciation, but also may involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

International Equities. The objective of the International Equities category is to seek capital appreciation. This category's portfolio will be invested in securities principally traded in foreign securities markets. These securities will primarily be common stocks or securities convertible into common stocks. Investments will be made in companies, large or small, whose earnings are believed to be in a relatively strong growth trend or whose securities are thought to be undervalued. The fund may invest in small and relatively less well-known companies. Investing in these companies may present greater opportunities for capital appreciation, but also may involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, these securities may fluctuate in value more than securities of larger, more established companies. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

U.S. Fixed Income. The objective of the U.S. Fixed Income category is to seek high current income through a portfolio of fixed-income securities which in the judgment of Putnam Management does not involve undue risk to principal or income. The U.S. Fixed Income category may invest in any fixed-income securities Putnam Management considers appropriate, including U.S. government securities, debt securities, mortgage-backed and asset-backed securities, convertible securities and preferred stocks of non-governmental issuers.

Whereas certain U.S. government securities in which the fund may invest, such as U.S. Treasury obligations and Ginnie Mae certificates, are supported by the full faith and credit of the United States, other fixed-income securities in which the fund may invest are subject to varying degrees of risk of default depending upon, among other factors, the creditworthiness of the issuer and the ability of the borrower, or, in the case of
mortgage-backed securities   ,     the mortgagor, to meet its
obligations. While the credit risks presented by differing types of fixed-income securities vary, the values of all fixed-income securities change as interest rates fluctuate.

For a description of the risks associated with investments in mortgage-backed and asset-backed securities, see "Common investment policies and techniques -- Mortgage-backed and asset-backed securities."

International Fixed Income. The investment objective of the International Fixed Income category is to seek high current income by investing principally in debt securities denominated in foreign currencies which are issued by foreign governments and governmental or supranational agencies. This category may also invest in other privately issued debt securities, convertible securities and preferred stocks principally traded in foreign securities markets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

General. Putnam Management will adjust the percentage of the fund's assets in each investment category from time to time based upon its market outlook and its analysis of longer-term trends. The fund may from time to time invest in all or any one of the investment categories as Putnam Management may consider appropriate in response to changing market conditions.

The fund will not purchase fixed-income securities rated at the time of purchase below Caa by Moody's or CCC by S&P, or, if unrated, determined by Putnam Management to be of comparable quality, if, as a result more than 5% of the fund's total assets would be invested in securities of that quality. In addition, the fund will not purchase fixed-income securities rated at the time of purchase below Baa by Moody's or BBB by S&P, or, if unrated, determined to be of comparable quality by Putnam Management, if, as a result, more than 35% of the fund's total assets would be invested in securities of that quality. The fund will not necessarily dispose of a security if its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective.

For a description of the risks of investing in fixed-income securities, including lower-rated fixed-income securities
(commonly known as "junk bonds"), see "Common investment policies and techniques -- Lower-rated and other fixed-income securities."

   PUTNAM VT     GLOBAL GROWTH FUND

   Putnam VT     Global Growth Fund seeks capital appreciation.
The fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration. In seeking capital appreciation, the fund follows a global investment strategy of investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States. The fund may at times invest up to 100% of its assets in securities principally traded in securities markets outside the United States, and will under normal market conditions invest at least 65% of its assets in at least three different countries, one of which may be the United States. The fund may hold a portion of its assets in cash and money market instruments.

The fund will not limit its investments to any particular type of company. It may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but the securities of which are thought to be undervalued. It may invest in small and relatively less well-known companies. Investing in these companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

Putnam Management believes that the securities markets of many nations move relatively independently of one another, because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a globally diversified portfolio, Putnam Management attempts to reduce the risks associated with investing in the economy of only one country. The countries which Putnam Management believes offer attractive opportunities for investment may change from time to time.

Foreign investments can involve risks        that may not be
present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

   Putnam VT     Global Growth Fund will generally be managed in
a style similar to that of Putnam Global Growth Fund.

   PUTNAM VT     GROWTH AND INCOME FUND

   Putnam VT     Growth and Income Fund seeks capital growth and
current income as its investment objectives. The fund invests primarily in common stocks that offer potential for capital growth, current income, or both. The fund may also purchase corporate bonds, notes and debentures, preferred stocks or convertible securities (both debt securities and preferred stocks) or U.S. government securities, if Putnam Management determines that their purchase would help further the fund's investment objectives. The types of securities held by the fund may vary from time to time in light of the fund's investment objectives, changes in interest rates, and economic and other factors. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund may invest up to 20% of its assets in securities principally traded in foreign markets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments." The fund may invest in both higher-rated and lower-rated fixed-income securities. The risks associated with fixed-income securities, including lower-rated fixed-income securities (commonly known as "junk bonds"), are discussed below under "Common investment policies and techniques -- Lower-rated and other fixed-income securities."

The fund may hold a portion of its assets in cash and money market instruments. The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them.

   Putnam VT     Growth and Income Fund will generally be managed
in a style similar to that of The Putnam Fund for Growth and Income.

   PUTNAM VT     HIGH YIELD FUND

The primary investment objective of    Putnam VT     High Yield
Fund is to seek high current income. Capital growth is a secondary objective when consistent with high current income.

The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly known as "junk bonds"), constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. Normally, at least 80% of the fund's assets will be invested in debt securities, convertible securities or preferred stocks that are consistent with its primary investment objective of high current income. The fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities. The fund may invest up to 20% of its assets in foreign securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments." The fund may also invest in premium securities, engage in foreign currency exchange transactions, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund seeks its secondary objective of capital growth, when consistent with its primary objective of high current income, by investing in securities which may be expected to appreciate in value as a result of declines in long-term interest rates or
   as a result of     favorable developments affecting the
business or prospects of the issuer which may improve the issuer's financial condition and credit rating. Putnam Management believes that such opportunities for capital appreciation often exist in the securities of smaller capitalization companies which have the potential for significant growth.

The fund may generally invest in any security which is rated, at the time of purchase, at least Caa by Moody's or CCC by S&P, or in any unrated security which Putnam Management determines is of comparable quality. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objectives. Securities rated below Baa by Moody's and BBB by S&P are considered to be of poor standing and predominantly speculative. The fund may invest up to 15% of its assets in securities rated below Caa by Moody's or CCC by S&P, including securities in the lowest rating category of each rating agency, or in unrated securities Putnam Management determines are of comparable quality. Such securities may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. For a discussion of the risks associated with investments in fixed-income securities, including lower-rated fixed-income securities, see "Common investment policies and techniques -- Lower-rated and other fixed-income securities."

The table below shows the percentages of fund assets invested during fiscal 1995 in securities assigned to the various rating categories by S&P, or, if unrated by S&P, assigned to comparable rating categories by Moody's, and in unrated securities determined by Putnam Management to be of comparable quality.

                 Rated securities,      Unrated securities of
                 as percentage of      comparable quality, as
Rating              net assets        percentage of net assets
------           -----------------    ------------------------
"AAA"                   --                       --
"AA"                    --                       --
"A"                     --                      0.03%
"BBB"                 3.97%                      --
"BB"                 22.79%                     7.50%
"B"                  47.13%                     2.35%
"CCC"                 6.66%                     1.22%
"CC"                   --                       --
"C"                    --                       --
"D"                   0.29%                     --
                      -----                   -----
                     80.84%                    11.10%
                      =====                   =====

The fund may invest in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to the more general investment considerations applicable to fixed-income investments, participations and assignments involve the risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the fund. The fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

   Putnam VT     High Yield Fund will generally be managed in a
style similar to that of Putnam High Yield Advantage Fund.

   PUTNAM VT INTERNATIONAL GROWTH FUND

Putnam VT International Growth Fund seeks capital appreciation.

The fund seeks its objective by investing primarily in equity securities of companies located in a country other than the United States. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common or preferred stocks, and warrants to purchase common or preferred stocks. The fund may also invest to a lesser extent in debt securities and other types of investments if Putnam Management believes purchasing them would help achieve the fund's objective. The fund will under normal circumstances invest at least 65% of its assets in at least three different countries other than the United States. The fund may hold a portion of its assets in cash or money market instruments.

The fund will consider an issuer of securities to be "located in a country other than the United States" if it is organized under the laws of a country outside the United States and has a principal office outside the United States, or if it derives 50% or more of its total revenues from business outside United States.

The fund may invest in securities of issuers in emerging markets, as well as more developed markets. Investing in emerging markets generally involves more risks than investing in developed markets.

The fund will not limit its investments to any particular type of company. The fund may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are thought to be undervalued. It may invest in small and relatively less well-known companies which meet these characteristics.

Smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks. They may have limited product lines, markets for financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more established companies.

Putnam Management believes that the securities markets of many nations move relatively independently of one another, because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a globally diversified portfolio, Putnam Management attempts to reduce the risks associated with investing in the economy of only one country. The countries which Putnam Management believes offer attractive opportunities for investment may change from time to time.

Foreign investments can involve risks that may not be present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT International Growth Fund will generally be managed in a style similar to that of Putnam International Growth Fund.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

Putnam VT International Growth and Income Fund seeks capital growth. Current income is a secondary objective.

The fund will invest primarily in common stocks that offer potential for capital growth, and may, consistent with its investment objectives, invest in stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States. The fund will normally diversify its investment among a number of different countries, and, except when investing for defensive purposes, will invest at least 65% of its total assets in at least three countries other than the United States. The fund may invest in securities of issuers in emerging market countries, as well as securities of issuers in more developed countries. Investing in emerging market countries involves special risks. See "Common investment policies and techniques -- Foreign investments."

The fund may also purchase corporate bonds, notes and debentures, preferred stocks, securities convertible into common stock or other equity securities, or U.S. or foreign government securities if Putnam Management determines that their purchase would help further the fund's investment objectives.

The types of securities held by the fund may vary from time to time in light of the fund's investment objectives, changes in interest rates, and economic and other factors. When selecting portfolio securities for the fund that have the potential for capital growth, Putnam Management will seek to identify securities that are significantly undervalued in relation to underlying asset values or earnings potential. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Common stocks of foreign issuers have historically offered lower yields than common stocks of comparable U.S. issuers. In addition, foreign withholding taxes may further reduce the amount of income available for distribution to fund shareholders. As a result, the fund's yield is expected to be lower than that of funds with similar investment objectives that invest primarily in U.S. issuers.

The fund may invest a portion of its assets in securities of small-capitalization companies (defined for these purposes as companies with equity market capitalizations of less than $1 billion). These securities may involve certain special risks. Such companies may have limited product lines, markets or financial resources, and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the fund may experience some difficultly in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

The fund may invest in fixed-income securities rated at the time of purchase C or better by Moody's or S&P, and in unrated securities which Putnam Management determines to be of comparable quality. The risks associated with fixed-income securities, including lower-rated fixed-income securities (commonly known as "junk bonds"), are discussed below under "Common investment policies and techniques -- Lower-rated and other fixed-income securities."

Putnam Management believes that the securities markets of many nations move relatively independently of one another, because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a globally diversified portfolio, Putnam Management attempts to reduce the risks associated with investing in the economy of only one country. The countries which Putnam Management believes offer attractive opportunities for investment may change from time to time.

Foreign investments can involve risks that may not be present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT International Growth and Income Fund will generally be managed in a style similar to that of Putnam International Growth and Income Fund.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

Putnam VT International New Opportunities Fund seeks long-term capital appreciation.

The fund seeks to invest in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investments, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States. The fund will normally diversify its investments among a number of different countries and, except when investing for defensive purposes, will invest at least 65% of its assets in at least three different countries other than the United States.

Putnam Management believes that different market sectors in different countries will experience different rates of growth depending on the state of economic development of each country. As a result, Putnam Management seeks to identify those market sectors which will experience above-average growth in three broad categories of economies: less developed economies, developing economies that have experienced sustained growth over the recent past, and mature economies. Within the identified growth sectors of each type of economy, Putnam Management seeks to invest in particular companies that offer above-average growth prospects. The sectors in which the fund will invest are likely to change over time and may include a variety of industries. Subject to the fund's investment restrictions, the fund may invest up to one-half of its assets in any one sector. The fund's emphasis on particular sectors may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified. As a result, the value of the fund's shares may fluctuate more than the value of the shares of such an investment company. The fund may also invest a portion of its assets in market sectors other than those that Putnam Management believes will experience above-average growth if Putnam Management believes that such investments are consistent with the fund's investment objective of long-term capital appreciation.

The securities markets of less developed economies and of many developing economies are sometimes referred to as "emerging securities markets." Although the amount of the fund's assets invested in emerging securities markets will vary over time, Putnam Management currently expects that a substantial portion of the fund's assets will be invested in emerging securities markets. These markets are generally characterized by limited trading volume and greater volatility and, as a result, the fund may be subject to greater risks to the extent of its investments in such markets.

Companies in the fund's portfolio may include small, rapidly growing companies with equity market capitalizations of less than $1 billion. These companies may present greater opportunities for capital appreciation, but may also involve greater risk.
They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and, as a result, the fund's total return over certain periods may be less than that of other equity mutual funds.

The fund invests primarily in common stocks and other equity securities, but may also invest up to 10% of its total assets in non-convertible debt securities if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation. The fund may invest in securities in the lower-rated categories. Securities in the lower-rated categories are considered to be predominantly speculative and may be in default. See "Common investment policies and techniques -- Lower-rated and other fixed-income securities." The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Foreign investments can involve risks that may not be present in domestic securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT International New Opportunities Fund will generally be managed in a style similar to that of Putnam International New
Opportunities Fund.

PUTNAM VT     MONEY MARKET FUND

   Putnam VT     Money Market Fund seeks as high a rate of
current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. It is designed for investors seeking current income with stability of principal.

The fund invests in a portfolio of high-quality money market instruments. Examples of these instruments include:

* bank certificates of deposit (CDs): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

* bankers' acceptances: negotiable drafts or bills of exchange, which have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

* prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers.

* corporate obligations: high-grade, short-term corporate obligations other than prime commercial paper.

* municipal obligations: high-grade, short-term municipal obligations.

* U.S. government securities: marketable securities issued or guaranteed as to principal and interest by the U.S.
   government or by its agencies or instrumentalities.

*  repurchase agreements:  with respect to U.S. Treasury or U.S.
   government agency obligations.

The fund will invest only in high-quality securities that Putnam Management believes present minimal credit risk. High-quality securities are securities rated at the time of acquisition in one of the two highest categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or if the security is unrated, judged to be of equivalent quality by Putnam Management. The fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

The fund may invest in bank certificates of deposit and bankers' acceptances issued by banks having deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. Should the Trustees decide to reduce this minimum deposit requirement, shareholders will be notified and this prospectus supplemented.

Considerations of liquidity and preservation of capital mean that the fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The fund will also invest to take advantage of what Putnam Management believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the fund, may result in frequent changes in the fund's portfolio. The fund does not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities. See "Management -- Portfolio Transactions -- Brokerage and research services" in the SAI for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of portfolio securities.

The portfolio of the fund will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the fund. The value of the securities in the fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. Although the fund's investment policies are designed to minimize these changes and maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

The fund may invest without limit in the banking industry    and
in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit
institution industries     when, in the opinion of Putnam
Management, the yield, marketability and availability of
investments meeting the fund's quality standards in    those
industries     justify any additional risks associated with the
concentration of the fund's assets in    those industries    .
The fund, however, will invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to Putnam Management's knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by the fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the fund.

The fund may invest without limit in U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposits and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments subject the fund to investment risks different from those associated with domestic investments. For a discussion of the risks associated with foreign investments, See "Common investment policies and techniques -- Foreign investments."

The fund may also lend its portfolio securities. For a discussion of this strategy and the risks associated with it, see
"Common investment policies and techniques" below.

   Putnam VT     Money Market Fund will generally be managed in a
style similar to that of Putnam Money Market Fund.

   PUTNAM VT     NEW OPPORTUNITIES FUND

   Putnam VT     New Opportunities Fund seeks long-term capital
appreciation. The fund seeks its objective by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential. The fund will generally invest in companies which Putnam Management identifies as offering the best prospects for long-term growth within a particular sector. Current dividend income is only an incidental consideration. The fund invests primarily in common stocks, but may also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if Putnam Management believes they would help achieve the fund's objective of capital appreciation. The fund may invest up to 20% of its assets in foreign securities. For a discussion of the risks associated with foreign investing, see "Common investment policies and techniques -- Foreign investments." The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

The sectors of the economy which offer above-average growth potential will change over time. At present, Putnam Management
has identified the following sectors of the economy   , and
examples of industries within these sectors     as having an
above-average growth potential over the next three to five years:

    Personal Communications - long distance telephone,
    competitive local exchange carriers,     cellular telephone,
    paging, personal communication networks;

    Media/Entertainment - cable television system operators,
cable
    television network programmers, film entertainment providers,
    theme park operators,         radio and television
stations   ,
    billboard advertisers    ;

    Medical Technology/Cost-Containment - home and outpatient
care,
    medical device companies, biotechnology, health care
    information services   , physician practice management,
managed
    care providers    ;

    Environmental Services - solid waste disposal, hazardous waste disposal, remediation services, environmental testing;

    Applied/Advanced Technology - database software, application software, entertainment software, networking software, computer
    systems integrators, information services companies, semiconductors;

    Personal Financial Services - specialty insurance companies, credit card issuers, and other consumer-oriented financial services companies; and

    Value-oriented Consuming - retailers, restaurants, hotel
chains
       , casino operators, travel companies and other consumer
    product or service     companies able to provide quality
    products or services at lower prices or offering greater perceived value than competitors.

In addition, the fund may also invest a portion of its assets in securities of companies that, although not in any of the sectors described above, are expected to experience above-average growth.

The sectors described above represent Putnam Management's current judgment of the sectors of the economy which offer the most attractive growth opportunities. The fund will not necessarily be invested in each of the seven market sectors at all times. Such sectors are likely to change over time and may include a variety of industries. Subject to the fund's investment restrictions, the fund may invest up to one-half of its assets in
any one         sector.

The fund will invest in securities which Putnam Management believes offer above-average long-term growth opportunities. As a result of the fund's long-term investment strategy, it is possible that the fund's total return over certain periods may be less than that of other equity investment vehicles.

The fund seeks to invest in companies that offer above-average growth prospects in their particular sector of the economy, without regard to a company's size. Companies in the fund's portfolio will range from small, rapidly growing companies to larger, well-established firms. It may invest in small and relatively less well-known companies. Investing in these companies may present greater opportunities for capital appreciation, but also may involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

The fund will normally emphasize investments in particular economic sectors. Although the fund will not invest more than 25% of its assets in any one industry, the fund's emphasis on particular sectors of the economy may make the value of the fund's shares more susceptible to any single economic, political or regulatory development than the shares of an investment company which is more widely diversified. As a result, the
   value of the     fund's shares may fluctuate         more than
the shares of    a more diversified     investment company.

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of the fund's total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, such fund will be subject to an increased risk of loss if the market value of such issuer's securities declines.

   Putnam VT     New Opportunities Fund will generally be managed
in a style similar to that of Putnam New Opportunities Fund.

   PUTNAM VT NEW VALUE FUND

Putnam VT New Value Fund seeks long-term capital appreciation.

The fund will invest primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation. The fund is unlike most equity mutual funds in that its investments will be comprised of a relatively small number of issuers (currently expected to be approximately 40 to 50). Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and as a result the fund's total return over certain periods may be less than that of other equity mutual funds. Putnam Management's investment decisions for the fund may be contrary to those of most other investors.

In selecting common stocks for the fund, Putnam Management will consider, among other things, an issuer's financial strength, competitive position and projected future earnings. The fund's investments may include widely-traded common stocks of larger companies as well as common stocks of small companies with equity market capitalizations below $1 billion. These companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies.

Common stocks and other equity securities are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities and convertible securities (both bonds and preferred stocks) if Putnam Management believes they would help achieve the fund's objective of long-term capital appreciation. The fund may also hold a portion of its assets in cash or high-quality money market instruments and may invest up to 20% of its assets in foreign securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments.

The fund may invest in both higher-rated and lower-rated fixed-income securities, and is not subject to any restrictions based on credit ratings. See "Common investment policies and techniques -- Lower-rated and other fixed-income securities.

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT New Value Fund will generally be managed in a style similar to that of Putnam New Value Fund.

PUTNAM VT             U.S. GOVERNMENT AND HIGH QUALITY BOND FUND

   Putnam VT     U.S. Government and High Quality Bond Fund seeks
current income consistent with preservation of capital. The fund invests primarily in U.S. government securities and in other debt obligations rated at least A by Moody's or S&P at the time of investment, or, if not rated, determined by Putnam Management to be of comparable quality. For a more detailed description of security ratings, see the Appendix to this prospectus. The fund will not necessarily dispose of a security if its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective.

Putnam Management will allocate the fund's assets between U.S. government securities and other high quality bonds, depending on its assessment of market conditions and the relative investment returns available from such securities. The fund will not, however, make any investment, if, as a result, less than 25% of the value of its assets would be invested in U.S. government securities. The fund may also invest up to 10% of its assets in foreign securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments." The fund may also invest in premium securities, engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these strategies and the risks associated with them. The fund may also hold a portion of its assets in cash and money market instruments. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam Management may take full advantage of the entire range of maturities of U.S. government securities and other high quality bonds and may adjust the average maturity of the fund's portfolio from time to time, depending on its assessment of relative yields on securities of different maturities and expectations of future changes in interest rates. Thus, at certain times the average maturity of the portfolio may be relatively short (less than one year to five years, for example) and at other times may be relatively long (more than 10 years, for example).

The fund may also invest in high quality mortgage-backed and asset-backed securities. For a description of these securities, and the risks associated with them, see "Common investment policies and techniques -- Mortgage-backed and asset-backed securities."

U.S. government securities and other high quality bonds do not involve the degree of credit risk associated with investments in lower quality fixed-income securities, although, as a result, the yields available from U.S. government securities and other high quality bonds are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, however, the values of U.S. government securities and other high quality bonds change as interest rates fluctuate. Fluctuations in the value of the fund's securities will not affect interest income on securities already held by the fund, but will be reflected in the fund's net asset value. Since the magnitude of these fluctuations generally will be greater at times when the fund's average maturity is longer, under certain market conditions the fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

   PUTNAM VT     UTILITIES GROWTH AND INCOME FUND

The investment objective of    Putnam VT     Utilities Growth and
Income Fund is to seek capital growth and current income. The fund concentrates its investments in securities issued by companies in the public utilities industries.

The fund will seek its objective by investing under normal circumstances at least 65% of its total assets in equity and debt securities of companies in the public utilities industries. Equity securities in which the fund may invest include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common or preferred stocks. Debt securities in which the fund may invest will be rated at the time of purchase at least Baa by Moody's or BBB by S&P or will be of comparable quality as determined by Putnam Management. The fund may invest in debt and equity securities of issuers in other industries if Putnam Management believes they will help achieve the fund's objective. Companies in the public utilities industries include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric or gas energy or other types of energy and companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but not companies engaged in public broadcasting or cable television). Putnam Management deems a particular company to be in the public utilities industries if at the time of investment Putnam Management determines that at least 50% of the company's assets, revenues or profits are derived from one or more of those industries.

The portion of the fund's assets invested in equity securities and in debt securities will vary from time to time in light of the fund's investment objective, changes in interest rates, and economic and other factors. Although the fund expects that in the near term it will invest substantial portions of its assets in both equity securities and in debt securities, the fund may invest all of its assets in either equity or debt securities. The fund may hold a portion of its assets in cash and money market instruments.

The fund may invest up to 25% of its assets in securities principally traded in foreign markets. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments." The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

Since the fund's investments are concentrated in the utilities industries, the value of its shares can be expected to change in light of factors affecting those industries, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Many utility companies, especially electric, gas and other energy-related utility companies, have historically been subject to risks of increase in fuel and other operating costs, changes in interest rates on borrowings for capital improvement programs, changes in applicable laws and regulations, changes in technology which may render existing plants, equipment or products obsolete, the effects of energy conservation and operating constraints, and increased costs and delays associated with compliance with environmental regulations. In particular, regulatory changes with respect to nuclear and conventionally-fueled power generating facilities could increase costs or impair the ability of utility companies to operate such facilities or obtain adequate return on invested capital. Generally, prices charged by utilities are regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that utility companies earn a return sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

In recent years, regulatory changes in the United States have increasingly allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the utilities industries. This trend toward deregulation and the emergence of new entrants have caused non-regulated providers of utility services to become a significant part of the utilities industries. Putnam Management believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Although Putnam Management seeks to take advantage of favorable investment opportunities that may arise from these structural changes, there can be no assurance that the fund will benefit from any such changes.

Investments in securities rated BBB or Baa have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than would likely be the case with investments in securities with higher credit ratings. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether continued investment in the security would serve the fund's investment objective.

The fund is "non-diversified." This means that it may invest its assets in a limited number of issuers. In order to qualify as a "regulated investment company" under the Internal Revenue Code (see "How the Trust makes distributions to shareholders; tax information" below), the fund generally may not invest more than 25% of its total assets in obligations of any one issuer other than U.S. government securities and, with respect to 50% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). Thus the fund may invest up to 25% of its total assets in the securities of each of any two issuers. Because of the limited number of issuers in the public utilities industries, the fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company which invests in a broad range of industries. This practice involves an increased risk of loss to the fund if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline.

   Putnam VT     Utilities Growth and Income Fund will generally
be managed in a style similar to that of Putnam Utilities Growth and Income Fund. Because that fund is "diversified," however,
   Putnam VT     Utilities Growth and Income Fund's portfolio may
consist of securities of a smaller number of issuers than the portfolio of that fund.

   PUTNAM VT VISTA FUND

Putnam VT Vista Fund seeks capital appreciation. It is designed for investors seeking above-average capital growth potential, which involves certain risks.

The fund invests in a diversified portfolio of common stocks which Putnam Management, believes have the potential for above-average capital appreciation. These may include widely-traded common stocks of larger companies as well as common stocks of smaller, less well known companies. In selecting common stocks for the fund, Putnam Management will consider, among other things, an issuer's financial strength, competitive position, projected future earnings and dividends, and other investment criteria. Current income will be only an incidental consideration in the selection of investments.

Investment opportunities may be sought among securities of large, widely traded companies as well as securities of smaller, less well known companies. Smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more established companies.

The fund may invest principally in the common stocks of medium-sized companies, with market capitalizations from $300 million to $5 billion, often referred to as "midcap stocks." While midcap stocks usually involve less risk than the stocks of smaller capitalization companies, midcap stocks usually involve greater risk than the stocks of larger, more mature companies. At times markets may favor both the relative safety of larger capitalization stocks and the greater growth potential of smaller capitalization stocks over midcap stocks.

The fund may at times invest a portion of its assets in common stocks Putnam Management believes are significantly undervalued. In selecting such common stocks, Putnam Management will focus on industries and issuers it considers to have particular possibilities for long-term capital appreciation due to potential growth of earnings which, in the judgment of Putnam Management, is not fully reflected in current market prices. In selecting undervalued securities, Putnam Management may make investment judgments contrary to those of most investors.

Common stocks are normally the fund's main investments. However, the fund may purchase preferred stocks, debt securities, convertible securities (both bonds and preferred stocks) and warrants if Putnam Management believes they would help achieve the fund's objective of capital appreciation. The fund may purchase debt securities rated at the time of purchase at least C by S&P or Moody's, or unrated securities determined by Putnam Management to be of comparable quality. Securities in the lower-rated categories are considered to be primarily speculative and may be in default. The risks associated with fixed-income securities, including lower-rated fixed-income securities (commonly known as "junk bonds"), are discussed below under "Common investment policies and techniques -- Lower-rated and other fixed-income securities." The fund may also hold a portion of its assets in cash or money market instruments and may invest up to 20% of its assets in foreign securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments."

The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. When pursuing such defensive strategies, the fund may invest without limit in securities primarily traded in U.S. markets. See "Common investment policies and techniques" below for a discussion of these strategies.

Putnam VT Vista Fund will generally be managed in a style similar to Putnam Vista Fund.

PUTNAM VT     VOYAGER FUND

   Putnam VT     Voyager Fund seeks capital appreciation.  It is
designed for investors willing to assume above-average risk in return for above-average capital growth potential. The fund invests primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation
   that     is significantly greater than that of market
averages. The fund may also purchase convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if Putnam Management believes they would help achieve the fund's objective. The fund may also hold a portion of its assets in cash and money market instruments and may invest up to 20% of its assets in foreign securities. For a discussion of the risks associated with foreign investments, see "Common investment policies and techniques -- Foreign investments." The fund may also engage in foreign currency exchange transactions and transactions in futures and options, enter into repurchase agreements, loan its portfolio securities and purchase securities for future delivery. See "Common investment policies and techniques" below for a discussion of these securities and types of transactions and the risks associated with them. The fund may engage in defensive strategies when Putnam Management judges that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of the fund's shareholders. See "Common investment policies and techniques" below for a discussion of these strategies.

The fund's investments may include widely-traded common stocks of larger companies as well as common stocks of smaller, less well-known issuers. The fund generally invests a portion of its assets in the securities of small- to medium-sized companies with equity market capitalizations of less than $3 billion. Investing in these companies may present greater opportunities for capital appreciation, but may also involve greater risk. They may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may fluctuate in value more than securities of larger, more established companies.

   Putnam VT     Voyager Fund will generally be managed in a
style similar to Putnam Voyager Fund.

GENERAL

As indicated above, certain of the funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart funds invest, and consequently will not have identical portfolios or experience identical investment results.

COMMON INVESTMENT POLICIES AND TECHNIQUES

Defensive strategies

At times, Putnam Management may judge that conditions in the securities markets make pursuing a fund's basic investment
strategy inconsistent with the best interests of    its
shareholders.  At such times   ,     Putnam Management may
temporarily use alternative strategies primarily designed to
reduce fluctuations in the value of    fund     assets.

In implementing these defensive strategies, a fund may invest without limit in cash or cash equivalents, money-market instruments, short-term bank obligations, high-rated fixed-income securities or preferred stocks or invest in any other securities
Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long,         these
alternative strategies    would be used    .

Portfolio turnover

The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as "portfolio turnover." As a result of a fund's investment policies, under certain market
conditions    its     portfolio turnover rate may be higher than
that of other mutual funds.

Portfolio turnover generally involves some expense        ,
including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates for the life
of each fund    (other than Putnam VT International Growth Fund,
Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT New Value Fund and Putnam VT Vista Fund, each of which commenced operations
after January 1, 1997)     are shown in the section "Financial
highlights."     While it is impossible to predict a fund's
portfolio turnover rate, Putnam Management, based on its experience, believes that such rate will not exceed 100% for Putnam VT International Growth Fund, 150% for Putnam VT International Growth and Income Fund, 200% for Putnam VT International New Opportunities Fund, 200% for Putnam VT New Value Fund and 100% for Putnam VT Vista Fund.

Investments in premium securities

To the extent described above, certain of the funds may invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.

A fund does not amortize the premium paid for these securities in calculating its net investment income. As a result, the purchase
of premium securities provides a         higher level of
investment income distributable to shareholders on a current basis than if the fund purchased securities bearing current market rates of interest. Because the value of premium securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such securities may increase the fund's risk of capital loss if such securities are held to maturity (or first call date).

During a period of declining interest rates, many of a fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether such securities were originally purchased at a premium. These securities would generally carry premium market values that would
be reflected in the net asset value of    fund     shares.  As a
result, an investor who purchases    fund     shares
during such periods would initially receive higher taxable monthly distributions (derived from the higher coupon rates
payable on    a     fund's investments) than might be available
from alternative investments bearing current market interest rates, but the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in a fund, investors may find it useful to compare the
fund's current dividend rate with    its     "yield," which is
computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

Foreign investments

Each fund may invest to the extent described above in securities principally traded in foreign markets. Each fund may also purchase Eurodollar certificates of deposit without limitation. Since foreign securities are normally denominated and traded in foreign currencies, the values of fund assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable with those in the United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

    Legal remedies available to investors in certain foreign
countries may be         limited        .  The laws of some
foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above        are typically increased to the
extent that a fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of a fund's investments in these countries and the availability to the fund of additional investments in these countries. The small size, limited trading volume and relative
   inexperience     of the    securities     markets in these
countries may make a fund's investments in such countries
   illiquid    , and the fund may be required to establish
special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be more difficult as a result to assess the value or prospects of an investment in such issuers.

A more detailed explanation of foreign investments, and the risks and special tax considerations associated with them, is included in the SAI.

Foreign currency exchange transactions

To the extent described above, certain of the funds may engage in foreign currency exchange transactions to protect against
uncertainty in the level of future exchange rates.  Putnam
Management expects to engage in foreign currency exchange
transactions in connection with the purchase and sale of
portfolio securities    transaction hedging     and to protect
against changes in the value of specific portfolio positions
("position hedging").

A fund may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the fund contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A fund may
also purchase or sell a    foreign     currency on a spot (or
cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

If conditions warrant,    for transaction hedging purposes,     a
fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may
purchase and sell foreign currency futures contracts        .  A
foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have
margin requirements.     In addition, for     transaction hedging
purposes, a fund may also purchase    or sell exchange-listed and
over-the-counter     call and put options on foreign currency
futures contracts and on foreign currencies.

A fund may engage in position hedging to protect against a
decline in    the     value relative to the U.S. dollar of the
currencies in which its portfolio securities are denominated or
quoted (or an increase in the value of    the     currency in
which securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, a fund may purchase or sell foreign currency
futures contracts, foreign currency forward contracts        and
options on foreign currency futures contracts and on foreign
currencies    on exchanges or in over-the-counter markets    .
In connection with position hedging, a fund may also purchase or sell foreign currency on a spot basis.

A fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a fund. Cross hedging transactions by a fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

   The decision as to whether and to what extent a fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of a fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that a fund will engage in foreign currency exchange transactions at any given time or from time to time. See the SAI.

For a discussion of the risks associated with options and futures strategies in connection with a fund's foreign currency exchange transactions, see "Risks related to options and futures strategies."

   Futures     and    options

Futures and options on futures. To the extent described above, each fund may, buy and sell index futures contracts ("index futures"). An "index future" is a contract to buy or sell units
of a particular         stock index at an agreed price on a
specified future date.  Depending on the change in value of the
index between the time         a fund enters into and terminates
an index futures transaction, the fund realizes a gain or loss. Each of these funds may also, to the extent consistent with its
investment objectives and policies,    in addition to or as an
alternative to buying or selling index futures, may     buy and
sell call and put options on index futures or    stock
indexes    .  Each of these funds may engage in index futures and
options transactions for hedging purposes and for nonhedging
purposes, such as    to adjust its     exposure to relevant
markets    or as a substitute for direct investment    .  In
addition, if a fund's investment policies permit it to invest in foreign securities, such fund may invest in futures and options on foreign securities, for hedging purposes and for nonhedging
purposes       .

To the extent described above, each fund may also buy and sell futures contracts and related options with respect to U.S. government securities and options directly on U.S. government securities. Putnam Management believes that, under certain market conditions, price movements in U.S. government securities futures and related options may correlate closely with securities in which such funds may invest and may, as a result, provide hedging opportunities for the funds. U.S. government securities futures and related options would be used in a way similar to a fund's use of index futures and options.

Options. As described above, certain of the funds may, to the extent consistent with their investment objectives and policies, seek to increase current return by writing covered call and put options on securities such funds own or in which they may invest. A fund receives a premium from writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When a fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, the fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. Each fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

Each fund may also, to the extent consistent with its investment objectives and policies, buy and sell put and call options for hedging purposes. From time to time, a fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income. The aggregate value of the securities underlying the options may not exceed 25% of the relevant fund's assets. The use of these strategies may be limited by applicable law.

Risks related to options and futures strategies

Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies depends on a fund's ability to terminate its options and futures positions at times when Putnam Management deems it desirable to do so. Although a fund will enter into an option or futures contract position only if Putnam Management believes that a liquid secondary market exists for such option or futures contract, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. Options on certain U.S. government securities are traded in significant volume on securities exchanges. However, other options which a fund may purchase or sell are traded in the "over-the-counter" market rather than on an exchange. This means that a fund will enter into such option contracts with particular securities dealers who make markets in these options. A fund's ability to terminate options positions in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions might fail to meet their obligations to the fund.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the values of the securities, currencies or indexes underlying the futures and
options purchased and sold by a fund, of the option    or
futures contract itself, and of the securities or currencies which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

Lower-rated and other fixed-income securities

As described above, certain of the funds may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories of recognized rating agencies (Baa or MIG-4 or lower by Moody's and BBB or SP-3 or lower by S&P) or from unrated securities of
comparable quality.  Securities    rated     below Baa as
determined by Moody's and BBB as determined by S&P are considered to be of poor standing and predominantly speculative. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix to this prospectus.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although Putnam Management considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Putnam Management's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earning prospects.

At times, a substantial portion of fund assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a fund's net asset value.

In order to enforce its rights in the event of a default of these securities, a fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a fund's assets.
Conversely, during periods of rising interest rates, the value of a fund's assets will generally decline.

The magnitude of these fluctuations will generally be greater when a fund's average maturity is longer. However, the yields on such securities are also generally higher. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.
Changes in the value of portfolio securities generally will not affect income derived from such securities, but will affect a fund's net asset value.

Investors should carefully consider their ability to assume the risks of investing in a mutual fund which invests in lower-rated securities before allocating a portion of their insurance investment to a fund that invests in such securities. The lower ratings of certain securities held by a fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by a fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, a fund may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When a fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

Certain securities held by a fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

A fund may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently.

Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a fund is nonetheless required to accrue interest income on such investments and to distribute such amounts on a current basis to shareholders.
Thus, a fund could be required at times to sell other investments in order to satisfy its income distribution requirements.

Certain investment grade securities in which a fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

   Each fund (other than Putnam VT Money Market Fund)     may
invest up to 15% of its assets in illiquid securities. Putnam Management believes that opportunities to earn high yields may exist from time to time in securities which are illiquid and which may be considered speculative. The sale of these securities is usually restricted under federal securities laws. As a result of illiquidity, the fund may not be able to sell these securities when Putnam Management considers it desirable to do so or may have to sell them at less than fair value.

Mortgage-backed and asset-backed securities

As described above, certain of the funds may invest in asset-backed and mortgage-backed securities, such as CMOs and certain stripped mortgage-backed securities. CMOs and other mortgage-
backed securities represent    participations     in, or are
secured by, mortgage loans and include:

-   Certain securities issued or guaranteed by the U.S.
government
    or one of its agencies or instrumentalities   ;

-   Securities issued by private issuers that represent an
interest
    in or are secured by mortgage-backed securities issued or
    guaranteed by the U.S. government or one of its agencies or
    instrumentalities   ; and

- Securities issued by private issuers that represent an interest in or are secured by mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and
principal distributions on a pool of mortgage    loans    .  A
fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class.

   Each fund may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in
mortgage loans, the underlying assets may include    such items
as     motor vehicle installment sales or installment loan
contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes
due, payments on certain mortgage-backed         and asset-backed
securities include both interest and a partial payment of
principal.          Besides the scheduled repayment of principal,
payments of principal may result from    the     voluntary
prepayment, refinancing, or foreclosure of the underlying mortgage loans or other assets.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value
during periods of rising interest rates.     Prepayments may also
significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which a fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a fund to experience a loss equal to any unamortized premium.

        CMOs are issued with a number of classes or series
   that     have different maturities and that may represent
interests in some or all of the interest or principal on the underlying collateral. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or
series of a CMO         would have the same effect as the
prepayment of mortgages underlying other mortgage-backed
securities.     Conversely, slower than anticipated prepayments
can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a fund's ability to buy or sell those securities at any particular time.

Securities loans, repurchase agreements and forward commitments. A fund may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times. Each fund (other than Putnam VT Money Market Fund) may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and a fund is delayed or prevented from recovering the collateral or completing the transaction.

Derivatives

Certain of the instruments in which each fund (except    Putnam
VT     Money Market Fund) may invest, such as futures contracts,
options, forward contracts, and CMOs, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

HOW PERFORMANCE IS SHOWN

   Fund advertisements may, from time to time, include
performance information    .  For funds other than    Putnam
VT     Money Market Fund, "yield" is calculated by dividing a
fund's annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. See "Common investment policies and techniques -- Investments in
premium securities."  For    Putnam VT     Money Market Fund,
"yield" represents an annualization of the change in value of an investment (excluding any capital changes) in the fund for a specific seven-day period; "effective yield" compounds that yield for a year and is, for that reason, greater than the fund's yield.

"Total return" for the one-, five- and ten-year periods (or for the life of a fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in such fund. Total return may also be presented for other periods.


   All data are based on past investment results and do not
predict future performance.      Investment performance, which
will vary, is based on many factors, including market conditions,
   portfolio     composition    and fund     operating expenses.
Investment performance also often reflects the risks associated with a fund's investment objective or objectives and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an
expense limitation was in effect will be greater than if the
limitation had not been in effect.     Fund     performance may
be compared to that of various indexes.  See the SAI.

Performance information presented for the funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and expenses are not reflected in the funds' performance information. As a result of such insurance-related charges and expenses, an investor's return under the insurance product would be lower.

For performance information through the funds' most recent fiscal year, see "Investment Performance of the Trust" in the SAI.

HOW THE TRUST IS MANAGED

The Trustees         are responsible for generally overseeing the
conduct of the Trust's business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the Trust's other affairs and business.

The Trust pays Putnam Management a quarterly fee for these services based on each fund's average net assets. See the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of each fund's portfolio since the year stated below:

                                  Business experience
Fund name              Year       (at least 5 years)
---------------------  -------    -------------------------
   Putnam VT     Asia Pacific
 Growth Fund

David K. Thomas        1995       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1987.

   Putnam VT     Diversified
  Income Fund

William Kohli          1994       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since September,
                                  1994.  Prior to September,
                                  1994, Mr. Kohli was Executive
                                  Vice President, and Co-
                                  Director of Global Bond
                                  Management and, prior to
                                  October, 1993, Mr. Kohli was
                                  Senior Portfolio Manager at
                                  Franklin Advisors/Templeton
                                  Investment Counsel.

Michael Martino        1994       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since January,
                                  1994.  Prior to January, 1994,
                                  Mr. Martino was employed by
                                  Back Bay Advisors in the
                                  positions of Executive Vice
                                  President and Chief Investment
                                  Officer from 1992 to 1994, and
                                  Senior Vice President and
                                  Senior Portfolio Manager from
                                  1990 to 1992.

Jennifer E. Leichter   1993       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1987.

Mark J. Siegel         1994       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since June, 1993.
                                  Prior to June, 1993, Mr.
                                  Siegel was Vice President of
                                  Salomon Brothers International
                                  Ltd.

Neil J. Powers         1994       Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1986

   Putnam VT     Global Asset
 Allocation Fund

William Kohli          1994       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since September,
                                  1994.  Prior to September,
                                  1994, Mr. Kohli was Executive
                                  Vice President, and Co-
                                  Director of Global Bond
                                  Management and, prior to
                                  October, 1993, Mr. Kohli was
                                  Senior Portfolio Manager at
                                  Franklin Advisors/Templeton
                                  Investment Counsel.

William J. Landes      1993       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1985.

Richard M. Frucci      1995       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1984.

David L. King          1993       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1983.

John K. Storkerson     1993       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1979.

Christopher A. Ray     1993       Employed as an investment
Vice President                    professional by Putnam
                                  Management since December,
                                  1992.  Prior to December,
                                  1992, Mr. Ray was Vice
                                  President and Portfolio
                                  Manager at Scudder, Stevens &
                                  Clark, Inc.

David J. Santos        1995       Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1986.

   Putnam VT     Global
     Growth         Fund

Carol C. McMullen      1995       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since June, 1995.
                                  Prior to June, 1995, Ms.
                                  McMullen was Senior Vice
                                  President of Baring Asset
                                  Management.

John K. Storkerson     1992       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1979.

   Putnam VT     Growth and
     Income         Fund

Anthony I. Kreisel     1993       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1986.

David L. King          1993       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1983.

   Putnam VT     High
     Yield Fund

   Jin W. Ho           1996       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1983.

   Putnam VT International
 Growth Fund

Justin M. Scott        1996       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1988.

Putnam VT International
 Growth and Income Fund

Justin M. Scott        1996       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1988.

Putnam VT International
 New Opportunities Fund

Justin M. Scott        1996       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1988.

Robert Swift           1996       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since August, 1995.
                                  Prior to August, 1995, Mr.
                                  Swift was Far East Team Leader
                                  and Portfolio Manager at IAI
                                  International/Hill Samuel
                                  Investment Advisors.

J. Peter Grant         1996       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1973.

Ami T. Kuan Danoff     1996       Employed as an investment
Vice President                    professional by Putnam
                                  Management since April, 1993.
                                  Prior to April, 1993, Ms.
                                  Danoff attended the MIT Sloan
                                  School of Management.

Putnam VT Money
 Market Fund

Lindsey C. Strong      1992       Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1984.

Putnam VT New
 Opportunities Fund

Daniel L. Miller       1994       Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1983.

Putnam VT New
 Value Fund

David L. King          1996       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1983.

Putnam VT             U.S.
     Government         and High
     Quality         Bond Fund

Kenneth J. Taubes      1993       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since         1991.

   Putnam VT     Utilities
     Growth         and Income Fund

Sheldon N. Simon       1992       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1984.

Christopher A. Ray     1995       Employed as an investment
Vice President                    professional by Putnam
                                  Management since December,
                                  1992.  Prior to December,
                                  1992, Mr. Ray was Vice
                                  President and Portfolio
                                  Manager at Scudder, Stevens &
                                  Clark, Inc.
   Putnam VT Vista Fund

Jennifer K. Silver     1996       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1981.

C. Kim Goodwin         1996       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since May, 1996.
                                  Prior to May, 1996, Ms.
                                  Goodwin     was Vice President
                                     at Prudential Mutual Fund
                                  Investment Management.  Prior
                                  to February, 1993, Ms. Goodwin
                                  was Assistant Vice President
                                  at Mellon Bank
                                  Corporation.

   Anthony C. Santosus 1996       Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1985.

Putnam VT     Voyager Fund

Roland W. Gillis       1995       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since March, 1995.
                                  Prior to March, 1995, Mr.
                                  Gillis was Vice President at
                                  Keystone Custodian Funds, Inc.

Robert R. Beck         1995       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1989.

Charles H. Swanberg    1994       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1984.

The Trust, on behalf of the funds, pays all expenses not assumed by Putnam Management, including Trustees' fees and auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust also reimburses Putnam Management for the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services to the Trust. The total reimbursement is determined annually by the Trustees.

General expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund. Expenses directly charged or attributable to a fund will be paid from the assets of that fund.

   Expense Limitations. In order to limit the expenses of Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT New Value Fund and Putnam VT Vista Fund during their start-up periods, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the funds) through December 31, 1997, to the extent that expenses of the funds (exclusive of brokerage, interest, taxes, and deferred organizational and extraordinary expenses) would exceed the annual rate of 1.20%, 1.20%, 1.60%, 1.10% and 1.05%, respectively, of the fund's average net assets.

For the purpose of determining any such limitation on Putnam
Management's compensation, expenses of the funds will not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

With Trustee approval, any expense limitation may be terminated earlier, in which event shareholders would be notified and this prospectus would be revised.

The following table summarizes total             expenses,
including management fees   but excluding any insurance-related
charges and expenses, based on the most recent fiscal year (or, for funds that have been in operation for less than a full year, based on estimated expenses for the first full fiscal year) as a
percentage of     each fund's average net assets, were:

                                      Total            Management
                                     Expenses            Fees

   Putnam VT     Asia Pacific Growth Fund*
   1.70%                                0.80%
   Putnam VT     Diversified Income Fund0.85%           0.70%
   Putnam VT     Global Asset Allocation Fund
0.84%                                   0.70%
   Putnam VT     Global Growth Fund     0.75%           0.60%
   Putnam VT     Growth and Income Fund 0.57%           0.52%
   Putnam VT     High Yield Fund        0.79%           0.70%
   Putnam VT International Growth Fund  0.98%           0.80%
Putnam VT International Growth and
 Income Fund                            0.97%           0.80%
Putnam VT International New
 Opportunities Fund                     1.39%           1.20%
Putnam VT             Money Market Fund 0.57%           0.45%
   Putnam VT     New Opportunities Fund 0.84%           0.70%
   Putnam VT New Value Fund             0.83%           0.70%
Putnam VT             U.S. Government and High
 Quality Bond Fund                      0.70%           0.61%
   Putnam VT     Utilities Growth and
     Income Fund**                      0.78%           0.70%
   Putnam VT Vista Fund                 0.81%           0.65%
Putnam VT             Voyager Fund      0.68%           0.62%

*   The annualized total expenses and management fees shown
    above for    Putnam VT     Asia Pacific Growth Fund reflect
       the termination of     an expense limitation in effect
    for the period.     Actual     annualized management fees
    and total expenses would have been    0.33%     and
       1.22%    , respectively.

**  On    July 11,     1996,    shareholders     approved    an
    increase in     the fees payable to Putnam Management under
    the Management Contract for    Putnam VT     Utilities
    Growth and Income Fund.  The         management fees and
    total expenses shown in the table have been restated to
    reflect    the     increase.  Actual management fees and
    total expenses were 0.60% and 0.68%, respectively.

The expenses shown in the table do not reflect the application of credits related to brokerage service and expense offset arrangements that reduce certain fund expenses.

Putnam Management places all orders for purchases and sales of the securities of each fund. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider, if permitted by law, sales of shares of the other Putnam funds as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Putnam    Variable     Trust is a Massachusetts business trust
organized on September 24, 1987. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of
Massachusetts.     Prior to January 1, 1997, the Trust was known
as Putnam Capital Manager Trust.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into
   sixteen     series of shares, each representing a separate
investment portfolio which is being offered through separate accounts of various insurance companies. Each portfolio is a
diversified investment company, except for    Putnam VT
Utilities Growth and Income Fund, which is a non-diversified
investment company.     Prior to January 1, 1997, Putnam VT Asia
Pacific Growth Fund was known as PCM Asia Pacific Growth Fund, Putnam VT Diversified Income Fund was known as PCM Diversified Income Fund, Putnam VT Global Asset Allocation Fund was known as PCM Global Asset Allocation Fund, Putnam VT Global Growth Fund was known as PCM Global Growth Fund, Putnam VT Growth and Income Fund was known as PCM Growth and Income Fund, Putnam VT High Yield Fund was known as PCM High Yield Fund, Putnam VT Money Market Fund was known as PCM Money Market Fund, Putnam VT New Opportunities Fund was known as PCM New Opportunities Fund, Putnam VT U.S. Government and High Quality Growth Fund was known as PCM U.S. Government and High Quality Growth Fund, Putnam VT Utilities Growth and Income Fund was known as PCM Utilities Growth and Income Fund, and Putnam VT Voyager Fund was known as
PCM Voyager Fund.      Until September 1, 1993, PCM Global Asset
Allocation Fund was known as PCM Multi-Strategy Fund. Shares vote by individual portfolio on all matters except (i) when required by the Investment Company Act of 1940, shares of all portfolios shall be voted in the aggregate, and (ii) when the Trustees have determined that the matter affects only the interests of one or more portfolios, only the shareholders of such portfolio or portfolios shall be entitled to vote.

Each share has one vote, with fractional shares voting proportionately. Shares of each of the portfolios are freely transferable, are entitled to dividends as declared by the Trustees, and, if the portfolio were liquidated, would receive the net assets of the portfolio. The Trust may suspend the sale of shares of any portfolio at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Shares of the funds may only be purchased by an insurance company separate account. For matters requiring shareholder approval, you may be able to instruct the insurance company separate account how to vote the fund shares attributable to your contract or policy. See the Voting Rights section of your insurance product prospectus.

The funds' Trustees: George Putnam,* Chairman. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First
Reserve Corporation;    Ronald J. Jackson, Former Chairman,
President and Chief Executive Officer of Fisher-Price, Inc., Director of Safety 1st, Inc., Trustee of Salem Hospital and
Overseer of the Peabody Essex Museum;     Elizabeth T. Kennan,
President Emeritus and Professor, Mount Holyoke College; Lawrence
J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Inc., Lucent Technologies Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam, III,* President, New Generation Research, Inc.; Eli Shapiro, Alfred P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The funds' Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the Trust, Putnam Management or Putnam Mutual Funds.

About Your Investment

SALES AND REDEMPTIONS

The Trust has an underwriting agreement relating to the funds with Putnam Mutual Funds, One Post Office Square, Boston, Massachusetts 02109. Putnam Mutual Funds presently offers shares of each fund of the Trust continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Mutual Funds accepts orders for shares at net asset value and no sales commission or load is charged. Putnam Mutual Funds may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order, except that, in the case of
   Putnam VT     Money Market Fund, purchases will not be
effected until the next determination of net asset value after federal funds have been made available to the Trust. Orders for purchases or sales of shares of a fund must be received by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value.
No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine the funds available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. Inclusion in this prospectus of a fund that is not available in your state is not to be considered a solicitation. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

Each fund currently does not foresee any disadvantages to policyowners arising out of the fact that each fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any fund to any separate account or may suspend or terminate the offering of shares of any fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.

Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

EXCHANGE PRIVILEGE

A shareholder may exchange shares of any fund in the Trust for shares of any other fund in the Trust on the basis of their respective net asset values. Exchanges may not be made into portfolios of the Trust not offered by your variable annuity contract or variable life policy.

HOW A FUND VALUES ITS SHARES

The Trust calculates the net asset value of a share of each fund by dividing the total value of the assets of the fund, less liabilities, by the number of shares of the fund outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Except for securities held by    Putnam VT     Money Market Fund,
securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. The Trust values the portfolio investments of
   Putnam VT     Money Market Fund at amortized cost pursuant to
Rule 2a-7 under the Investment Company Act of 1940.

HOW THE FUNDS MAKE DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

   Putnam VT     Money Market Fund will declare a dividend of its
net investment income daily and distribute such dividend monthly. Each month's distributions will be paid on the first business day
of the next month.  Since the net income of    Putnam VT
Money Market Fund is declared as a dividend each time it is determined, the net asset value per share of the fund remains at $1.00 immediately after each determination and dividend declaration. Each of the other funds will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of such funds unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex-dividend date, except that
with respect to    Putnam VT     Money Market Fund, distributions
are reinvested using the net asset value determined on the day following the distribution payment date.

Each fund intends to qualify each year as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

Internal Revenue Service regulations applicable to variable annuity and variable life insurance separate accounts generally require that portfolios that serve as the funding vehicles solely for such separate accounts invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments. Alternatively, a portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies (see "Taxes" in the SAI) and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Each of the funds intends to comply with these requirements.

   Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments.
In that case, a fund's yield on those securities would be decreased.

Fund transactions in foreign currencies and hedging activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a fund's income distributions to constitute a return of capital for tax purposes or require a fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

   Investment in an entity that qualifies as a "passive foreign investment company" under the Code could subject a fund to a U.S.
federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

FINANCIAL INFORMATION

It is expected that owners of the variable annuity contracts and variable life insurance policies who have contract or policy values allocated to the funds will receive an unaudited semi-annual financial statement and an audited annual financial statement for such funds. These reports show the investments owned by each fund and provide other relevant information about the fund.

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the Trust and of other Putnam funds. Putnam Fiduciary Trust Company is the
        custodian    of the Trust    .  Putnam Investor Services,
a division of Putnam Fiduciary Trust Company, is the
investor servicing and transfer agent    for the Trust    .

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and
are generally referred to as "gilt         edged."  Interest
payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what
are generally known as high         grade bonds.  They are rated
lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade
obligations   ,     (i.e., they are neither highly protected nor
poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking, or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be
very moderate   ,     and thereby not well safeguarded during
both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of
bonds   ,     and issues so rated can be regarded as having
extremely poor prospects of ever earning any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

--  Leading market positions in well established industries.
--  High rates of return on funds employed.
--  Conservative capitalization    structure     with moderate
    reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage
ratios, while sound,    may     be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

Bonds

AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C--Debt rated `BB', `B', `CCC', `CC' and `C' is
regarded   , on balance     as         predominantly speculative
        with respect to capacity to pay interest and repay
principal   , in accordance with the terms of the obligation    .
`BB' indicates the    lowest     degree of speculation and `C'
the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC'
        rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not
expired, unless    S&P     believes that such payments will be
made during such grace period. The D rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus sign (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest   .

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

   A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Putnam    Variable     Trust
One Post Office Square
Boston, MA 02109

Investment Manager

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

Investor Servicing Agent

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

Custodian

Putnam Fiduciary
Trust Company
One Post Office Square
Boston, MA 02109

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110

Independent Accountants

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

                       PUTNAM    VARIABLE     TRUST

                                 FORM N-1A

                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
              May 1, 1996   , as revised January 1, 1997

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the Trust dated May 1, 1996, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the Trust has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all the Trust's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

The Report of the Trust's independent accountants and the audited financial statements of the Trust are incorporated by reference into this SAI.

                             Table of Contents

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . .B-2

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . .B-2

TAXES. . . . . . . . . . . . . . . . . . . . . . . . .B-   27

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . .B-   30

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . B-32

INVESTMENT PERFORMANCE OF THE TRUST. . . . . . . . . .B-   67

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . .B-   68

SUSPENSION OF REDEMPTIONS. . . . . . . . .  . . . . .B-   71

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . .B-   71

CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . .B-   72

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . .B-   73

                       PUTNAM    VARIABLE     TRUST
                                    SAI
DEFINITIONS

The "Trust"                  --  Putnam    Variable     Trust.

"Putnam Management"          --  Putnam Investment Management,
                                 Inc., the Trust's investment
                                 manager.

"Putnam Mutual Funds"        --  Putnam Mutual Funds Corp., the
                                 Trust's principal underwriter.

"Putnam Fiduciary Trust      --  Putnam Fiduciary Trust Company,
 Company"                        the Trust's custodian.

"Putnam Investor Services"   --  Putnam Investor Services, a
                                 division of Putnam Fiduciary
                                 Trust Company, the Trust's
                                 investor servicing agent.

INVESTMENT OBJECTIVES AND POLICIES

The Trust consists of    sixteen     separate investment
portfolios (the "funds") with differing investment objectives and
policies:    Putnam VT     Asia Pacific Growth Fund,    Putnam
VT     Diversified Income Fund,    Putnam VT     Global Asset
Allocation Fund,    Putnam VT     Global Growth Fund,    Putnam
VT     Growth and Income Fund,    Putnam VT High Yield Fund,
Putnam VT International Growth Fund, Putnam VT International
Growth and Income Fund,    Putnam VT International New
Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth
and Income Fund, Putnam VT Vista Fund and Putnam VT     Voyager
Fund. The investment objectives and policies of the funds are described in the prospectus offering such funds. This SAI contains, among other things, the investment restrictions of the funds. It also contains information concerning certain investment practices in which some or all of the funds may engage. The prospectus indicates which practices are applicable to each fund which it offers.

Except as described below under "Investment Restrictions of the Trust," the investment policies described in the prospectus and in this SAI are not fundamental, and the Trustees may change such policies without shareholder approval. As a matter of policy, the Trustees would not materially change the funds' investment objectives without shareholder approval.

Short-term Trading

In seeking a fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. A fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Lower-rated Securities

Each fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds") to the extent described in the prospectus. The lower ratings of certain securities held by a fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a fund more volatile and could limit a fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, a fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the prospectus for a description of security ratings.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a fund's assets. Conversely, during periods of rising interest rates, the value of a fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a fund's net asset value. A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting a fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of a fund's assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a fund's net asset value. In order to enforce its rights in the event of a default under such securities, a fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In addition, each fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which a fund may exercise its rights by taking possession of such assets.

Certain securities held by a fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

A fund may at times invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds identified in the prospectus, unless otherwise specified in the prospectus. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay interest currently in cash, their values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently in cash. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Even though such bonds do not pay current interest in cash, a fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to
shareholders.  Thus,    it may be necessary     at times    for
the fund     to liquidate other investments in order to satisfy
its dividend requirements.

Investments in Premium Securities

Unless otherwise specified in the prospectus or elsewhere in this SAI, if a fund may invest in premium securities, it may do so without limit.

Investments in Miscellaneous Fixed   -    Income Securities

Unless otherwise specified in the prospectus or elsewhere in this SAI, if a fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. None of the funds, however, currently intends to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

Private Placements

Each fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

Mortgage Related Securities

To the extent described in the prospectus, each fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of
rising interest rates.     Prepayments may also significantly
shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses    on     securities purchased at a
premium. At times, some of the mortgage-backed securities in which a fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to allocate the risk of prepayment among investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a fund would have the same effect as the prepayment of mortgages underlying other
mortgage-backed securities.     Conversely, slower than
anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. A fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a fund's ability to buy or sell those securities at any particular time.

Securities Loans

Each fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

Forward Commitments

Each fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although a fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. A fund may realize short-term profits or losses upon the sale of forward commitments.

A fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, that fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Repurchase Agreements

Each fund may enter into repurchase agreements up to the limit specified in the prospectus. A repurchase agreement is a contract under which a fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers approved by the Trustees and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by a fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Options on Securities

Writing covered options. Each fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with a fund's investment objective(s) and policies. Call options written by a fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

Each fund may write only covered options, which means that, so long as a fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. Each fund may write combinations of covered puts and calls on the same underlying security.

A fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss.

A fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If a fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risk Factors in Options Transactions

The successful use of a fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on a fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, a fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by a fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, the Options Clearing Corporation may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by a fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

Futures Contracts and Related Options

Subject to applicable law, and unless otherwise specified in the prospectus, a fund may invest without limit in the types of futures contracts and related options identified in the
prospectus for hedging and non-hedging purposes   , such as to
manage the effective duration of the fund's portfolio or as a
substitute for direct investment    .  A financial futures
contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodities Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when a fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in
the name of the futures broker an amount of    liquid assets    .
This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, the initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when a fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

A fund may elect to close some or all of its futures positions at any time prior to their delivery date in order to reduce or eliminate the hedge position then currently held by the fund.
The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. A fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a fund may purchase put options or write call options on futures contracts rather than sell futures contracts. Similarly, a fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by a fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

   The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedee. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by a fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fuld will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if a fund has hedged against a decline in the values of fixed-income securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its fixed-income securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the fixed-income securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). A fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by a fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by a fund is also subject to Putnam Management's ability to predict movements in the market. For example, it is possible that, where a fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if a fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

Options on stock index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices

As an alternative to purchasing call and put options on index futures, a fund may purchase call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Index Warrants

A fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the purchase price paid for the warrant.

A fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of a fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such times, or in such quantities, as the fund would otherwise wish to do.

Foreign Securities

Under its current policy, which may be changed without shareholder approval, each fund may invest up to the limit of its total assets specified in the prospectus in securities principally traded in markets outside the United States. Eurodollar certificates of deposit are excluded for purposes of this limitation. Since foreign securities are normally denominated and traded in foreign currencies, the value of a fund's assets may be affected favorably or unfavorably by changes
in currency exchange rates, exchange control regulations   ,
foreign withholding taxes     and restrictions or prohibitions on
the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of a fund's investments in certain foreign countries.
Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent that a fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may
affect the    value     of a fund's investments in these
countries and the availability to such fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a fund's investments in such countries illiquid and more volatile than investments in more developed countries, and such fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Transactions

Unless otherwise specified in the prospectus or this SAI, a fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to protect against uncertainty in the level of future currency exchange rates. In addition, a fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, a fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

A fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

A fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a fund.

Cross hedging transactions by a fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

For transaction hedging purposes, a fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

   A fund may engage     in position hedging        to protect
against a decline in the    value relative to the U.S. dollar of
the     currencies in which its portfolio securities are
denominated    or quoted     (or an increase in the value of
   the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in
over-the-counter markets    .  In connection with position
hedging, the         fund may also purchase or sell foreign
currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions" above.

A fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

   The decision as to whether and to what extent a fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of a fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that a fund will engage in foreign currency exchange transactions at any given time or from time to time.

Currency forward and futures contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Foreign currency options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

A fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

Settlement procedures. Settlement procedures relating to a fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Restricted Securities

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

TAXES

Taxation of the Trust. Each fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stocks or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months;

(c) distribute with respect to each taxable year at least 90% of its taxable net investment income (exclusive of net capital gains) and 90% of its net tax-exempt income; and

(d) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If a fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If a fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A fund is exempt from this distribution requirement and excise tax if at all times during the calendar year each shareholder in a fund was "a segregated asset account of a life insurance company held in connection with variable contracts."

Hedging transactions. If a fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of the fund's distributions. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Under the 30% of gross income test described above (see "Taxation of the Trust"), a fund will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain fund assets to be treated as held for less than three months.

Securities issued or purchased at a discount. The fund's investment in securities that are treated for tax purposes as issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Capital loss carryover. Distributions from capital gains are made after applying any available capital loss carryovers. The amount and expiration date of any capital loss carryovers available to a fund are shown in Note 1 (Federal income taxes) to the financial statements incorporated by reference into this SAI.

With respect to investment income and gains received by a fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source.
The effective rate of foreign taxes to which a fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

Investment by a fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

This discussion of federal income tax treatment of the Trust and its shareholders is based on the law as of the date of this SAI.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed as to any fund without a vote of a majority of the outstanding voting securities of that fund, the Trust may not and will not take any of the following actions with respect to that fund:

(1)  (All funds except    Putnam VT     Voyager Fund)  Borrow
money in excess of 10% of the value (taken at the lower of cost or current value) of the fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

   (Putnam VT     Voyager Fund)  Borrow more than 50% of the
value of its total assets (excluding borrowings and stock index futures contracts and call options on stock index futures contracts and stock indices) less liabilities other than borrowings and stock index futures contracts and call options on stock index futures contracts and stock indices.



   (2)
  Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

   (3)
  Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and
securities    which represent     interests in real estate, and
it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

   (4)
  Purchase or sell commodities or commodity contracts, except
that    the fund     may purchase    and     sell
   financial     futures         contracts and options    and may
enter into foreign exchange contracts and other financial transactions not involving physical commodities.

   (5)
  Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by
entering into repurchase agreements    , or by lending     its
portfolio securities        .

   (6)
  (All funds except    Putnam VT     Asia Pacific Growth Fund,
   Putnam VT     New Opportunities Fund, and    Putnam VT
Utilities Growth and Income Fund)    With respect to 75% of its
total assets, invest in the     securities of any issuer if,
immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does
not apply to    obligations issued or guaranteed as to interest
or principal by the     U.S. government         or        its
agencies or instrumentalities   .

   (7a
) (All funds except Putnam VT Utilities Growth and Income Fund)
With respect to 75% of its total assets, acquire     more than
10% of the    outstanding     voting securities of any issuer.

   (7b
) (Putnam VT Utilities Growth and Income Fund)  With respect to
50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of
such purchase,            more than 25% of the    fund's
total assets    would be invested     in any one industry   ;
except that    Putnam VT Utilities Growth and Income     Fund may
invest more than 25% of its assets in    any of the public
utilities industries; and except that Putnam VT Money Market Fund may invest up to 100% of its assets (i) in the banking industry,
(ii) in the personal credit institution or business credit
institution industries     when in the opinion of
   management     yield differentials make such investments
desirable,    or (iii) any combination of these.

   (9)
  Issue any class of securities which is senior to the fund's
shares of beneficial interest   , except for permitted
borrowings.

                           ---------------------

In addition, each fund has agreed that, so long as shares of beneficial interest in the fund are registered for offer and sale in the State of California and such undertaking is required as a condition to such registration, except as noted below, any fund investing in foreign securities will at all times invest in securities of issuers located in a minimum of five different foreign countries. However, this minimum is reduced to four different foreign countries when the fund's foreign investments comprise less than 80% of its net assets, to three different foreign countries when the fund's foreign investments comprise less than 60% of its net assets, to two different foreign countries when the fund's foreign investments comprise less than 40% of its net assets, and is eliminated when the fund's foreign investments comprise less than 20% of its net assets. In addition, no fund may invest more than 20% of its net assets in securities of issuers located in any one foreign country, except that, to the extent consistent with its investment policies, a fund may invest up to 35% of its net assets in securities of issuers located in any one of the following countries:
Australia, Canada, France, Germany, Japan or the United Kingdom. Also, subject to such more restrictive investment restrictions and policies as a fund may adopt from time to time, the borrowing limits for any fund are (1) 10% of net asset value when borrowing for any general purpose, and (2) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions. For this purpose, a fund's net asset value shall be the market value of all investments owned less outstanding liabilities of the portfolio at the time that any new or additional borrowing is undertaken.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund or the Trust means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a fund or the Trust, as the case may be, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT

Trustees

Name (Age)

*+George Putnam    (70)    , Chairman and President.  Chairman
and Director of Putnam Investment Management, Inc. and Putnam Mutual Funds Corp. Director, The Boston Company, Inc., Boston Safe Deposit and Trust Company, Freeport-McMoRan, Inc., Freeport Copper and Gold, Inc., McMoRan Oil and Gas, Inc., General Mills, Inc., Houghton Mifflin Company, Marsh & McLennan Companies, Inc. and Rockefeller Group, Inc.

+William F. Pounds (68), Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of EG&G, Inc., IDEXX Laboratories, Inc., Perseptive Biosystems, Inc., Management Sciences for Health, Inc., and Sun Company, Inc.

Jameson A. Baxter    (53)    , Trustee.  President, Baxter
Associates, Inc. (a management and financial consultant).
Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc.
and Banta Corporation.  Chairman Emeritus of the Board of
Trustees, Mount Holyoke College.

+Hans H. Estin    (68)     , Trustee.  Vice Chairman, North
American Management Corp. (a registered investment adviser).
Director of The Boston Company, Inc. and Boston Safe Deposit and
Trust Company.

John A. Hill (54), Trustee. Chairman and Managing Director, First Reserve Corporation (a registered investment adviser). Director, Maverick Tube Corporation, PetroCorp Incorporated, Snyder Oil Corporation, Weatherford Enterra, Inc. (an oil field service company) and various First Reserve Funds.

   Ronald J. Jackson (52), Trustee. Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Director of
Safety 1st, Inc.,  Trustee of Salem Hospital and Overseer of the
Peabody Essex Museum.

Elizabeth T. Kennan (58), Trustee.  President Emeritus and
Professor, Mount Holyoke College. Director, the Kentucky Home
Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots and Trustee of the University of Notre Dame.

*Lawrence J. Lasser (53), Trustee and Vice President. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Investment Management, Inc. Director of Marsh & McLennan Companies, Inc. Vice President of the Putnam funds.

+Robert E. Patterson (51), Trustee.  Executive Vice President and
Director of Acquisitions, Cabot Partners Limited Partnership (a registered investment adviser).

*Donald S. Perkins (69), Trustee. Director of various corporations, including AON Corp., Cummins Engine Company, Inc.,
Current Assets L.L.C., Illinova and Illinois Power Company,
Inland Steel Industries, Inc., LaSalle Street Fund, Inc., Lucent
Technologies Inc., Springs Industries, Inc. (a textile manufacturer), and Time Warner Inc.

*#George Putnam, III    (45)    , Trustee.  President, New
Generation Research, Inc. (publisher of bankruptcy information) and New Generation Advisers, Inc. (a registered investment adviser).

Eli Shapiro    (80)    , Trustee.  Alfred P. Sloan Professor of
Management, Emeritus, Alfred P. Sloan School of Management,
Massachusetts Institute of Technology.     Former     Trustee of
the Putnam funds (1984-1990).

*A.J.C. Smith (62), Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Corp.

W. Nicholas Thorndike (63), Trustee. Director of various corporations and charitable organizations, including Courier
Corporation, Data General Corporation, Bradley Real Estate, Inc., and Providence Journal Co.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, Putnam Management or Putnam Mutual Funds.

+Members of the Executive Committee of the Trustees.  The
Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the Trust and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.

Officers

Name (Age)

Charles E. Porter    (58)    , Executive Vice President.
Managing Director of Putnam Investments, Inc. and Putnam
Investment Management, Inc.

Patricia C. Flaherty (49), Senior Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Investment
Management, Inc.

Gordon H. Silver    (49)    , Vice President.  Director and
Senior Managing Director of Putnam Investments, Inc. and Putnam
Investment Management, Inc.

William N. Shiebler (54), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director of Putnam Mutual Funds Corp.  Vice President of the
Putnam funds.

John R. Verani    (57)    , Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Investment
Management, Inc.  Vice President of the Putnam funds.

Paul M. O'Neil    (43)    , Vice President.  Vice President of
Putnam Investments, Inc. and Putnam Investment Management, Inc.
Vice President of the Putnam funds.

John D. Hughes (61), Senior Vice President and Treasurer.  Vice
President and Treasurer of the Putnam funds.

Beverly Marcus    (52)    , Clerk and Assistant Treasurer.  Clerk
and Assistant Treasurer of the Putnam funds.

Gary N. Coburn    (50)    , Vice President.  Senior Managing
Director of Putnam Investment Management, Inc.  Director, Putnam
Investments, Inc.  Vice President of certain of the Putnam funds.

Peter Carman    (55)    , Vice President.  Senior Managing
Director of Putnam Investment Management, Inc.  Director, Putnam
Investments, Inc.  Vice President of certain of the Putnam funds.

   Ian C. Ferguson (39), Vice President.  Senior Managing
Director of Putnam Investment Management, Inc.

Brett C. Browchuk (33), Vice President.  Managing Director of
Putnam Investment Management, Inc.

   Jin W. Ho (39), Vice President.  Managing Director of Putnam
Investment Management, Inc.  Vice President of certain of the
Putnam funds.

D. William Kohli (35), Vice President.  Managing Director of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Anthony I. Kreisel (51), Vice President.  Managing Director of
Putnam Investment Management, Inc.  Vice President, Putnam
Fiduciary Trust Company. Vice President of certain of the Putnam funds.

William J. Landes (43), Vice President.  Managing Director of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Michael Martino (43), Vice President.  Managing Director of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Carol C. McMullen    (41)    , Vice President.  Managing Director
of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Daniel L. Miller    (39)    , Vice President.  Managing Director
of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

   Justin M. Scott (39), Managing Director of Putnam Investment
Management, Inc. Vice President of certain of the Putnam funds.

Robert R. Beck    (56)    , Vice President.  Senior Vice
President of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Richard M. Frucci (51), Vice President.  Senior Vice President of
Putnam Investment Management, Inc.

   Roland W. Gillis (47), Vice President. Senior Vice President of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

C. Kim Goodwin (37), Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

   J. Peter Grant (54)    , Vice President.  Senior Vice
President of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

David L. King (39), Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Jennifer E. Leichter (35), Vice President. Senior Vice President of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Neil J. Powers (34), Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Christopher A. Ray    (33)    , Vice President.  Senior Vice
President of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

   Mark J. Siegel (36), Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Jennifer K. Silver (39), Vice President. Senior Vice President of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Sheldon N. Simon    (39)    , Vice President.  Senior Vice
President of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

John K. Storkerson (57), Vice President. Senior Vice President of The Putnam Advisory Company, Inc. Vice President of certain of the Putnam funds.

Charles H. Swanberg (48), Vice President. Senior Vice President of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

Kenneth J. Taubes (38), Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

David K. Thomas (54), Vice President.  Senior Vice President of
Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

   Ami T. Kuan Danoff (34)    , Vice President.          Vice
President of Putnam Investment Management, Inc. Vice President of certain of the Putnam funds.

David J. Santos (38), Vice President.  Vice President of Putnam
Investment Management, Inc.  Vice President of certain of the
Putnam funds.



Lindsey C. Strong (35), Vice President.  Vice President of Putnam
Investment Management, Inc.  Vice President of certain of the
Putnam funds.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different
positions with such employers.     Prior to 1993, Mr. Jackson was
Chairman of the Board, President and Chief Executive Officer of
Fisher-Price, Inc.      Prior to January, 1992, Ms. Baxter was
Vice President and Principal, Regency Group, Inc. and Consultant, The First Boston Corporation. During the past five years Dr. Shapiro has provided economic and financial consulting services to various clients. Prior to August 1, 1993, Mr. Carman was Chief Investment Officer, Chairman of the U.S. Equity Investment Policy Committee and a Director of Sanford C.
Bernstein & Company, Inc.     Prior to April, 1993, Ms. Danoff
attended the MIT Sloan School of Management. Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai Banking
Corporation.      Prior to January, 1994, Mr. Martino was
employed by Back Bay Advisors in the positions of Executive Vice President and Chief Investment Officer from 1992 to 1994, and Senior Vice President and Senior Portfolio Manager from 1990 to 1992. Prior to March, 1995, Mr. Gillis was Vice President at
Keystone Custodian Funds, Inc.     Prior to May, 1996, Ms.
Goodwin was Vice President at Prudential Mutual Fund Investment Management, and from June, 1990, to February, 1993, Ms. Goodwin was Assistant Vice President at Mellon Bank Corporation.
Prior to September, 1994, Mr. Kohli was Executive Vice President and Co-Director of Global Bond Management and, prior to October, 1993, Senior Portfolio Manager, at Franklin Advisors/Templeton
Investment Counsel.         Prior to January, 1993, Mr. Ray was
Vice President and Portfolio Manager at Scudder, Stevens & Clark, Inc., and from February, 1986 to March, 1992, Mr. Ray was a Vice President of Putnam Management.

The Trust pays each Trustee a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The fees
paid to each Trustee by each    Putnam VT     fund and by all of
the Putnam funds    for the year ended December 31, 1995    :

COMPENSATION TABLE

                                     Aggregate compensation
   (1)     from    Putnam VT    :

                               Asia Pacific     Diversified
Global Asset     Global      Growth and      High
Trustee/Year                   Growth           Income
Allocation       Growth      Income          Yield


Jameson A. Baxter/1994         $148             $1,059
$1,178           $1,961      $3,662          $1,183
Hans H. Estin/1972              145              1,066
1,187            1,976       3,685           1,192
John A. Hill/1985    (3)        148              1,059
1,178            1,962       3,659           1,183
   Ronald J. Jackson/1996 (4)    0                 0
0                 0           0               0
Elizabeth T. Kennan/1992        145              1,066
1,187            1,976       3,685           1,192
Lawrence J. Lasser/1992         140              1,060
1,179            1,963       3,656           1,184
Robert E. Patterson/1984        150              1,073
1,195            1,989       3,714           1,200
Donald S. Perkins/1982          140              1,060
1,179            1,963       3,656           1,184
William F. Pounds/1971          148              1,059
1,179            1,962       3,658           1,183
George Putnam/1957              145              1,066
1,187            1,976       3,685           1,192
George Putnam, III/1984         145              1,066
1,187            1,976       3,685           1,192
Eli Shapiro/1995    (5)         104                709
780            1,311       2,481             799
A.J.C. Smith/1986               139              1,053
1,171            1,949       3,629           1,175
W. Nicholas Thorndike/1992      150              1,073
1,195            1,989       3,714           1,200

/TABLE

COMPENSATION TABLE (continued)

                                                  Aggregate
compensation* from:

                               International
International      International New     Money
                            New            New
Trustee/Year                Growth (6)     Growth and Income (6)
Opportunities (6)  Market     Value (6)  Opportunities


Jameson A. Baxter/1994      $1,101         $1,101
$1,101             $756       $858       $895
Hans H. Estin/1972           1,101          1,101
1,101              759        858        898
John A. Hill/1985 (3)        1,101          1,101
1,101              756        858        893
Ronald J. Jackson (4)        1,101          1,101
1,101               0         858         0
Elizabeth T. Kennan/1992     1,101          1,101
1,101              759        858        898
Lawrence J. Lasser/1992      1,101          1,101
1,101              756        858        889
Robert E. Patterson/1984     1,101          1,101
1,101              762        858        907
Donald S. Perkins/1982       1,101          1,101
1,101              756        858        889
William F. Pounds/1971       1,150          1,150
1,150              756        901        892
George Putnam/1957           1,101          1,101
1,101              759        858        898
George Putnam, III/1984      1,101          1,101
1,101              759        858        898
Eli Shapiro/1995 (5)         1,101          1,101
1,101              502        858        651
A.J.C. Smith/1986            1,101          1,101
1,101              753        858        883
W. Nicholas Thorndike/1992   1,101          1,101
1,101              762        858        907
/TABLE

COMPENSATION TABLE (continued)
                                                  Aggregate
compensation* from:

                              Utilities Growth    U.S. Government
and                                               All
Putnam
Trustee/Year                          and Income  High Quality
Bond          Vista (6)
Voyager                       funds    (2)


Jameson A. Baxter/1994                $1,265
       $1,537                $758
$3,016                        $150,854
Hans H. Estin/1972                     1,275
        1,547                 758
3,031                         150,854
John A. Hill/1985    (3)       1,265               1,538
           758             3,013         149,854
   Ronald J. Jackson (4)         0                   0
        758                  0              0
Elizabeth T. Kennan/1992               1,275
        1,547                 758
3,031                         148,854
Lawrence J. Lasser/1992                1,266
        1,539                 758
3,010                         150,854
Robert E. Patterson/1984               1,283
        1,555                 758
3,052                         152,854
Donald S. Perkins/1982                 1,266
        1,539                 758
3,010                         150,854
William F. Pounds/1971                 1,265
        1,538                 792
3,012                         149,854
George Putnam/1957                     1,275
        1,547                 758
3,031                         150,854
George Putnam, III/1984                1,275
        1,547                 758
3,031                         150,854
Eli Shapiro/1995    (5)          848               1,023
           758             2,038         95,372
A.J.C. Smith/1986                      1,257
        1,530                 758
2,992                         149,854
W. Nicholas Thorndike/1992             1,283
        1,555                 758
3,052                         152,854

   (1)                        Includes an annual retainer and an
attendance fee for each meeting attended.
   (2)                        Reflects total payments received
from all Putnam funds in the most recent calendar year.
                              As of December 31, 1995, there were
99 funds in the Putnam family.
   (3)                        Includes compensation deferred
   with respect to certain of the PCM funds     pursuant
                              to a Trustee Compensation Deferral
Plan.  The total amount of deferred compensation
                              payable to Mr. Hill by    each
Putnam    VT Fund     as of December 31, 1995 was
                                 $566 for Putnam VT Global Asset
Allocation Fund, $939 for Putnam VT Global Growth
                              Fund, $ 1,775 for Putnam VT Growth
and Income Fund, $591 for Putnam VT High Yield Fund,
                              $739 for Putnam VT U.S. Government
and High Quality Bond Fund, $621 for Putnam VT
                              Utilities Growth and Income Fund,
and $1,511 for Putnam VT Voyager Fund    , including
                              income earned on such amounts.
   (4)                        Elected as a Trustee in    May
1996.
(5)  Elected as a Trustee in     April 1995.
   (6)                        Reflects estimated amounts to be
paid for the current fiscal year.  Includes an annual
                              retainer and an attendance fee for
each meeting attended.
The Trust's Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one half of the Trustee retainer fees paid by each fund at the time of retirement. Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement. A Trustee who retired in calendar 1995 and was eligible to receive benefits under these Guidelines would have received an annual benefit of $66,749, based upon the aggregate retainer fees paid
by the Putnam funds for such year.   The Trustees reserve the
right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the Trustees, see
"Management" in this SAI.

The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in such Agreement and Declaration of Trust that such Trustees and officers have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Trustees and officers of the Trust who are also officers of Putnam Management or its affiliates or stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, transfer agency fees and custodian fees and fees paid or allowed
by the Trust.  At    August     31, 1996 the officers and
Trustees as a group owned no shares of the Trust or any fund. As of this date, less than 1% of the value of the accumulation units with respect to any fund was attributable to the officers and Trustees of the Trust, as a group, owning variable annuity contracts or variable life insurance policies issued by the insurers listed in the following tables. All of the shares of each of the funds are owned by the insurance company separate accounts listed below and by Putnam Management pursuant to its initial capital contribution to each fund during the organization
of the Trust and the subsequent organization of    Putnam VT
Global Growth Fund,    Putnam VT     Utilities Growth and Income
Fund,    Putnam VT     Diversified Income Fund,    Putnam VT
New Opportunities Fund,    Putnam VT     Asia Pacific Growth
Fund   , Putnam VT International Growth Fund, Putnam VT
International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT New Value Fund and Putnam VT Vista Fund. Except to the extent set forth below, to the knowledge of the Trust no person owned of record or beneficially 5% or more of
the shares of any fund    .

Issuer and name of
Separate Account


Percentage of
(1) Hartford Life                                    shares owned
of record
Insurance Company           Fund             as of    September
6    , 1996

(a) Putnam    Variable             Trust
        Separate Account

                            Putnam VT     Asia
                              Pacific         Growth
Fund                        37.72%

                            Putnam VT     Diversified
                          Income Fund
   38.98%

                            Putnam VT     Global
                              Asset         Allocation
Fund                        55.53%

                            Putnam VT     Global
                              Growth Fund
   48.79%

                            Putnam VT     Growth and
                              Income Fund
   57.41%

                            Putnam VT     High Yield
Fund                        49.62%

                            Putnam VT International
                          Growth     Fund                 --

                            Putnam VT International
                          Growth  and Income Fund      --

                         Putnam VT International
                          New  Opportunities Fund         --

                            Putnam VT Money Market
Fund                     53.02%

                         Putnam VT New
                          Opportunities Fund           42.18%

                         Putnam VT New Value Fund      --

                         Putnam VT     U.S. Government
                              and         High Quality Bond
Fund                        71.71%

                            Putnam VT     Utilities
                              Growth         and Income
Fund                        57.53%

                            Putnam VT Vista Fund       --

                         Putnam VT     Voyager Fund
   52.50%

Percentage of
(1) Hartford Life                                    shares owned
of record
Insurance Company             Fund           as of    September
6    , 1996

(b) Putnam    Variable             Trust
        Separate Account         VLI

                              Putnam VT     Diversified
                            Income Fund
   25.65%

                              Putnam VT     Global Asset
                            Allocation Fund
   0.78%

                              Putnam VT     Global
                                Growth Fund
   0.75%

                              Putnam VT     Growth and
                                Income Fund
   0.26%

                              Putnam VT     High Yield
Fund                          0.29%

                              Putnam VT     Money
                                Market Fund
   0.35%

                              Putnam VT     New
                                Opportunities Fund
   0.54%

                              Putnam VT     U.S. Government
                                and         High Quality
                                Bond Fund
   0.47%

                              Putnam VT     Utilities Growth
                            and Income Fund
   0.28%

                              Putnam VT     Voyager
Fund                          0.72%

Percentage of
(1) Hartford Life                                    shares owned
of record
Insurance Company          Fund              as of    September
6    , 1996

(c) Putnam    Variable             Trust
        Separate Account         VLII

                              Putnam VT     Diversified
                               Income Fund             *

                           Putnam VT Global Asset
                            Allocation Fund            0.02%

                           Putnam VT Global
                            Growth Fund                0.04%

                           Putnam VT Growth and
                            Income Fund                0.01%

                              Putnam VT     High Yield
Fund                          0.02%

                              Putnam VT     Money
                                Market Fund
   0.01%

                              Putnam VT     New
                                Opportunities Fund
   0.04%

                              Putnam VT     U.S. Government
                                and          High Quality
                                Bond Fund
   0.04%

                              Putnam VT     Utilities Growth
                            and Income Fund               *

                              Putnam VT     Voyager
Fund                          0.03%


Percentage of
(1) Hartford Life                                    shares owned
of record
Insurance Company          Fund              as of    September
6    , 1996

(d) Putnam    Variable             Trust
        Variable Life
    Separate Account Five

                              Putnam VT     Asia Pacific
                            Growth Fund
   0.66%

                              Putnam VT     Diversified
                            Income Fund
   0.16%

                              Putnam VT     Global Asset
                            Allocation Fund
   0.15%

                              Putnam VT     Global
                                Growth Fund
   0.45%

                              Putnam VT     Growth and
                                Income Fund
   0.24%

                              Putnam VT     High Yield
Fund                          0.44%

                              Putnam VT International
                            Growth     Fund               --

                              Putnam VT International
                            Growth and Income Fund     --

                           Putnam VT International
                            New Opportunities Fund        --

                              Putnam VT Money
                            Market Fund                0.85%

                           Putnam VT New
                            Opportunities Fund         0.53%

                           Putnam VT New Value Fund    --

                           Putnam VT     U.S. Government
                               and     High Quality Bond
Fund                          0.16%

                              Putnam VT     Utilities Growth
                            and Income Fund
   0.21%

                              Putnam VT Vista Fund     --

                           Putnam VT             Voyager
Fund                          0.28%
    Issuer and name
of Separate Account

(2) ITT Hartford Life
Percentage of
    and Annuity                                      shares owned
of record
    Insurance Company      Fund              as of    September
6    , 1996

(a) Putnam    Variable             Trust
        Separate         Account Two

                              Putnam VT     Asia Pacific
                            Growth Fund
   57.77%

                              Putnam VT     Diversified
                            Income Fund
   32.59%

                              Putnam VT     Global Asset
                            Allocation Fund
   42.48%

                             Putnam VT     Global Growth
                           Fund
   49.70%

                              Putnam VT     Growth and
                                Income Fund
   40.45%

                              Putnam VT     High Yield
Fund                          49.13%

                              Putnam VT International
                            Growth     Fund               --

                              Putnam VT International
                            Growth and Income Fund     --

                           Putnam VT International
                            New Opportunities Fund        --

                             Putnam VT Money Market
Fund                       41.66%

                           Putnam VT New
                            Opportunities Fund         54.33%

                           Putnam VT New Value Fund    --

                           Putnam VT     U.S. Government
                               and        High Quality Bond
Fund                          25.39%

                              Putnam VT     Utilities Growth
                            and Income Fund
   40.73%

                              Putnam VT Vista Fund     --

                           Putnam VT             Voyager
Fund                          44.11%

(2) ITT Hartford Life
Percentage of
    and Annuity                                      shares owned
of record
    Insurance Company      Fund              as of    September
6    , 1996

(b) Putnam    Variable             Trust
        Separate Account         VLII

                              Putnam VT     Diversified
                               Income Fund             *

                           Putnam VT Global Asset
                            Allocation Fund            0.02%

                           Putnam VT Global
                            Growth Fund                0.04%

                           Putnam VT Growth and
                            Income Fund                0.01%

                              Putnam VT     High Yield
Fund                          0.02%

                              Putnam VT     Money Market
Fund   0.01%

                              Putnam VT     New
                                Opportunities Fund
   0.04%

                              Putnam VT     U.S. Government
                                and         High Quality
                                Bond Fund
   0.04%

                              Putnam VT     Utilities Growth
                            and Income Fund               *

                              Putnam VT     Voyager
Fund                          0.03%

    (2) ITT Hartford Life
Percentage of
    and Annuity                                      shares owned
of record
    Insurance Company      Fund              as of    September
6    , 1996

(c) Putnam    Variable             Trust
        Variable Life
    Separate Account Five

                              Putnam VT     Asia Pacific
                            Growth Fund
   0.21%

                              Putnam VT     Diversified
                            Income Fund
   0.32%

                              Putnam VT     Global Asset
                            Allocation Fund
   0.18%

                              Putnam VT     Global
                                Growth Fund
   0.19%

                              Putnam VT     Growth and
                                Income Fund
   0.17%

                              Putnam VT     High Yield
Fund                          0.28%

                              Putnam VT International
                            Growth     Fund               --

                              Putnam VT International
                            Growth and Income Fund     --

                           Putnam VT International
                            New Opportunities Fund        --

                              Putnam VT Money
                            Market Fund                1.05%

                           Putnam VT New
                            Opportunities Fund         0.39%

                           Putnam VT New Value Fund    --

                           Putnam VT     U.S. Government
                                and         High Quality
                                Bond Fund
   0.06%

                              Putnam VT     Utilities Growth
                            and Income Fund
   0.13%

                              Putnam VT Vista Fund     --

                           Putnam VT             Voyager
Fund                          0.17%

(2) ITT Hartford Life
Percentage of
    and Annuity                                      shares owned
of record
    Insurance Company      Fund                     as of
September 6, 1996

(c) Putnam Variable Trust
    Separate Account Six

                           Putnam VT Diversified
                            Income Fund                0.34%

                           Putnam VT Global Asset
                            Allocation Fund            0.84%

                           Putnam VT Global
                            Growth Fund                0.04%

                           Putnam VT U.S. Government
                            and High Quality
                            Bond Fund                  0.24%

Issuer and name of
Separate Account


Percentage of
(3) Northwestern National                            shares owned
of record
    Life Insurance Company    Fund           as of    September
6    , 1996

(a) Putnam    Variable             Trust
        Select Life

                              Putnam VT     Diversified
                            Income Fund
   0.02%

                              Putnam VT     Growth and
                                Income Fund            0.02%

                              Putnam VT     Utilities Growth
                            and Income Fund            0.04%

                              Putnam VT     Voyager
Fund                          0.10%

(b) Putnam    Variable             Trust
        Select Life II
    Variable Account

                              Putnam VT     Asia Pacific
                            Growth Fund
   0.56%

                              Putnam VT     Diversified
                            Income Fund
   0.09%

                              Putnam VT     Growth and
                                Income Fund
   0.08%

                              Putnam VT     New
                                Opportunities Fund
   0.25%

                              Putnam VT     Utilities Growth
                            and Income Fund
   0.09%

                              Putnam VT     Voyager
Fund                          0.34%

Percentage of
(3) Northwestern National                            shares owned
of record
    Life Insurance Company    Fund           as of    September
6    , 1996

(c) Putnam    Variable             Trust
        Select Life III
    Variable Account

                              Putnam VT     Asia Pacific
                            Growth Fund
   0.56%

                              Putnam VT     Diversified
                            Income Fund
   0.09%

                              Putnam VT Growth and
                            Income Fund                0.08%

                           Putnam VT New
                            Opportunities Fund         0.25%

                           Putnam VT Utilities
                                    Growth and Income
Fund                          0.09%

                              Putnam VT Voyager
Fund                          0.34%

(d) Putnam    Variable             Trust
        NWNL Select
    Annuity II

                              Putnam VT     Diversified
                            Income Fund
   0.10%

                              Putnam VT     Growth and
                                Income Fund
   0.07%

                              Putnam VT     Utilities Growth
                            and Income Fund            0.15%

                              Putnam VT     Voyager
Fund                          0.26%

(e) Putnam    Variable             Trust
        NWNL Select
    Annuity III

                              Putnam VT     Asia Pacific
                            Growth Fund
   2.53%

                              Putnam VT     Diversified
                            Income Fund
   1.34%

                              Putnam VT     Growth and
                                Income Fund
   0.42%

                              Putnam VT     New
                                Opportunities Fund
   1.17%

                              Putnam VT     Utilities Growth
                            and Income Fund
   0.74%

                              Putnam VT     Voyager
Fund                          1.01%

Issuer and name of
Separate Account


Percentage of
(4) American Enterprise                              shares owned
of record
    Life Insurance Company    Fund           as of    September
6    , 1996

(a) Putnam    Variable             Trust
        American Enterprise
    Variable Annuity Account

                              Putnam VT     Diversified
                            Income Fund
   0.32%

                              Putnam VT     Growth and
                                Income Fund
   0.09%

                              Putnam VT     High Yield
Fund                          0.20%

                              Putnam VT     New
                                Opportunities Fund
   0.28%


(5) Investors Life
Percentage of
    Insurance Company of                             shares owned
of record
    North America          Fund              as of    September
6    , 1996

    Putnam Capital
    Manager Trust
    CIGNA Separate
    Account I
                              Putnam VT Growth and
                            Income Fund                0.69%

                           Putnam VT Money
                            Market Fund                3.05%

                           Putnam VT             U.S. Government

                                and         High Quality
                                Bond Fund
   1.88%

                              Putnam VT     Voyager
Fund                          0.12%

Issuer and name of
Separate Account
                                                       Percentage
of shares
(6) Paragon Life                                         owned of
record as
    Insurance Company              Fund         of    September
6    , 1996


    Putnam Capital
    Manager Trust
    Paragon Variable Life

                              Putnam VT     Asia Pacific
                            Growth Fund
   0.02%

                              Putnam VT     Diversified
                            Income Fund                   *

                              Putnam VT     Global Asset
                            Allocation Fund               *

                              Putnam VT     Global
                                Growth Fund               *

                              Putnam VT     Growth and
                                Income Fund               *

                              Putnam VT     High Yield
Fund                          *

                              Putnam VT     Money Market
Fund   *

                              Putnam VT     New
                                Opportunities Fund        *

                              Putnam VT     U.S. Government
                                and         High Quality
                                Bond Fund                 *

                              Putnam VT     Utilities
                                Growth         and Income
Fund                          *

                              Putnam VT     Voyager
Fund                          *

                                                       Percentage
of shares
(7) IDS Life                                             owned of
record as
    Insurance Company              Fund         of    September
6    , 1996

    Putnam Capital
    Manager Trust
    IDS Variable
    Account 10
                              Putnam VT     New
                                Opportunities
Fund                          4.90%

*Less than 1/10th of 1%.
The address for the separate accounts listed in (1) through (2) above is: P.O. Box 2099, Hartford, CT 06140-2999. The address for the separate account listed in (3) above is: 20 Washington Avenue South, Minneapolis, MN 55401. The address for the separate account listed in (4) above is: 80 S. Eighth Street, Minneapolis, MN 55440. The address for the separate account listed in (5) above is: Austin Centre, 701 Brazos Street, Austin, TX 78701. The address for the separate account listed in
(6) above is: 100 South Brentwood, St. Louis, MO 63105. The address for the separate account listed in (7) above is: IDS Tower 10, Minneapolis, MN 55440.

Each of the insurance companies issuing the separate accounts listed above have agreed to vote their shares in proportion to and in the manner instructed by contract and policy owners. By virtue of the foregoing, each of these insurance companies, or any of them together, may be deemed to be a controlling person of each of the funds.

Putnam Management and its affiliates

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than could be purchased by the investor individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for
the funds in the Putnam Family, with over    $113     billion in
assets in    over 6.2     million shareholder accounts at    June
30, 1996    .  An affiliate, The Putnam Advisory Company, Inc.,
manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and
fiduciary powers.   At    June 30, 1996    , Putnam Management
and its affiliates managed    nearly $149     billion in assets,
including over $17 billion in tax-exempt securities and over
   $66     billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust
Company are subsidiaries of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan
Companies, Inc., a publicly-owned holding company whose principal operating subsidiaries are international insurance and reinsurance brokers, investment managers and management consultants.

Trustees and officers of a fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the Trust and Putnam Management dated October 2, 1987, as supplemented March 2, 1990, and as further supplemented February 27, 1992, July 9, 1993,
April 5, 1994, June 2, 1994, April 7, 1995, July 13, 1995   ,
July 11, 1996     and as further supplemented        ,    October
20,     1996        subject to such policies as the Trustees may
determine, Putnam Management, at its expense, furnishes continuously an investment program for the Funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the net asset values of the funds, but excluding shareholder accounting services) and places all orders for the purchase and sale of the Trust's portfolio securities. Putnam Management may place the Trust's portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the Trust and other clients. In so doing, Putnam Management may cause a fund to pay greater brokerage commissions than it might otherwise pay.

The compensation payable to Putnam Management under the Management Contract for its investment management services to the funds is paid quarterly at the following annual rates of each fund's average net assets, as determined at the close of each business day during the quarter:

           Fund                                     Rate

   Putnam VT International New             1.20% of the first
  Opportunities Fund                       $500 million of
                                           average net assets,
                                           1.10% of the next
                                           $500 million, 1.05%
                                           of the next $500
                                           million, 1.00% of
                                           the next $5 billion,
                                           0.975% of the next
                                           $5 billion, 0.955%
                                           of the next $5
                                           billion and 0.94% of
                                           any excess
                                           thereafter


Putnam VT Asia Pacific Growth Fund and     0.80% of the
                                           first
   Putnam VT International     Growth Fund         $500 million
                                           of average net
                                           assets, 0.70% of the
                                           next $500 million,
                                           0.65% of the next
                                           $500 million, 0.60%
                                           of the next $5
                                           billion, 0.575% of
                                           the next $5 billion,
                                           0.555% of the next
                                           $5 billion, 0.54% of
                                           the next $5 billion,
                                           and 0.53% of any
                                           excess thereafter

   Putnam VT     Diversified Income Fund,          0.70% of the
first
   Putnam VT Global     Asset Allocation Fund,              $500
million of
   Putnam VT High Yield Fund, Putnam VT             average net
assets,
   New Opportunities Fund, Putnam VT       0.60% of the next
Utilities Growth and Income Fund, and      $500 million, 0.55%
Putnam VT Voyager Fund                     of the next $500
                                           million,    0.50% of
                                           the next $5 billion,
                                           0.475% of the next
                                           $5 billion, 0.455%
                                           of the next $5
                                           billion, 0.44% of
                                           the next $5 billion
                                           and 0.43% of any
                                           excess
                                           thereafter

   Putnam VT Growth and Income Fund, and   0.65% of the
                                           first
   Putnam VT     U.S. Government and High     $500 million
                                           of
Quality Bond Fund                                  average net
                                           assets, 0.55% of the
                                           next $500 million,
                                           0.50% of the next
                                           $500 million, 0.45%
                                           of the next $5
                                           billion, 0.425% of
                                           the next $5 billion,
                                           0.405% of the next
                                           $5 billion, 0.39% of
                                           the next $5
                                           billion        and
                                           0.38% of any excess
                                           thereafter

   Putnam VT     Global Growth Fund        0.60% of average net
                                                   assets

   Putnam VT     Money Market Fund         0.45% of the first
                                           $500 million of
                                           average net assets,
                                           0.35% of the next
                                           $500 million, 0.30%
                                           of the next $500
                                           million,
                                           0.25%         of the
                                           next $5 billion,
                                              0.225%     of the
                                           next $5 billion,
                                              0.205%     of the
                                           next $5 billion,
                                              0.190%     of the
                                           next $5
                                           billion        and
                                              0.180%     of any
                                           excess
                                           thereafter

The Trust pays affiliates of Putnam Management additional amounts for investor servicing and custody services.

In addition to the fee paid to Putnam Management, the Trust reimburses Putnam Management for the compensation and related expenses of certain officers of the funds and certain persons who assist them in carrying out the responsibilities of their offices. During fiscal 1995, the Trust reimbursed Putnam Management $157,952 in this regard, including $137,513 in contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for the benefit of such officers and their assistants. The Trust may also pay or reimburse Putnam Management for all or a part of the compensation and related expenses of one or more other officers of the Trust and their assistants. Currently the Trust is reimbursing Putnam Management for the compensation and related expenses of the Senior Vice President and the Clerk of the Trust. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees. Putnam Management pays all other salaries of officers of the Trust. The Trust pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays any cost of typesetting for its prospectuses and any cost of printing and mailing prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the Trust or to any shareholder of the Trust for any act or omission in the course of or connected with rendering services to the Trust in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management. The Management Contract may be terminated as to the Trust or as to any fund without penalty by vote of the Trustees or the shareholders of one or more Funds affected, or by Putnam Management, on 30 days' written notice. It may be amended with respect to a fund only by a vote of the shareholders of that fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect as to any fund only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders of that fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or any fund. In each of the foregoing cases, the vote of the shareholders of any fund is the affirmative vote of a "majority of the outstanding voting securities" of such fund as defined in the Investment Company Act of 1940. The continuation of the Contract as to all funds was unanimously approved by the Trustees, including those Trustees who are not "interested persons," on January 5, 1996.

Management fees

                                              Reflecting a
                                              reduction in the
                                              following amounts
                                              pursuant to an
Fund               Fiscal      Management     expense
name               year        fee paid       limitation
----               ------      ----------     -----------------
   Putnam VT     Asia
     Pacific         Growth
     Fund          1995+       $67,583        $40,348

   Putnam VT     Diversified
 Income Fund       1995        $1,741,950
                   1994        $1,219,268
                   1993++      $56,026

   Putnam VT     Global
     Asset         Allocation
     Fund          1995        $3,253,739
                   1994        $2,501,952
                   1993        $1,167,001

   Putnam VT     Global
     Growth         Fund       1995           $4,329,841
                   1994        $3,316,215
                   1993        $1,000,268

   Putnam VT     Growth
    and     Income         Fund               1995 $13,096,405
                   1994        $9,644,524
                   1993        $5,982,583

   Putnam VT     High
     Yield Fund    1995        $2,909,080
                   1994        $2,098,314
                   1993        $1,208,791

   Putnam VT     Money
     Market         Fund       1995           $1,061,046
                   1994        $960,766
                   1993        $370,812

   Putnam VT     New
 Opportunities Fund            1995           $1,618,748
                   1994+++     $119,511       $49,240

   Putnam VT     U.S.
    Government         and High
    Quality     Bond Fund      1995           $4,133,901
                   1994        $4,062,088
                   1993        $3,574,490

   Putnam VT     Utilities
 Growth and Income
 Fund              1995        $2,666,363
                   1994        $2,450,006
                   1993        $1,496,570

   Putnam VT     Voyager
     Fund          1995        $8,864,927
                   1994        $5,347,055
                   1993        $2,770,454

+   Commencement of operations May 1, 1995
++  Commencement of operations September 15, 1993
+++ Commencement of operations May 1, 1994

Portfolio Transactions

Investment decisions. Investment decisions for each of the funds and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.
Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive "brokerage and research services" (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers and from third parties with which these broker-dealers have arrangements which execute portfolio transactions for the clients of such advisers. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the funds' portfolio transactions and from third parties with which those broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research services, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for each fund and buys and sells investments for each fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind each fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause a fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting a securities transaction on stock exchanges and other agency transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause a fund to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the Trust to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions, and accordingly Putnam Management will use its best efforts to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of a fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable under the Management Contract. Putnam Management seeks to recapture for each fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the    Conduct     Rules         of the National
Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the Trust (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

Fund                      Fiscal       Brokerage
name                                   year   commissions
----                                   ------ -----------

   Putnam VT     Asia
     Pacific         Growth
     Fund    (Commencement             1995   $205,198
         of         operations
 May 1, 1995)

   Putnam VT     Diversified
 Income Fund              1995         $14,676
                          1994         $3,004
                          1993         $252

   Putnam VT     Global Asset
 Allocation Fund          1995         $797,004
                          1994         $818,846
                          1993         $611,157

   Putnam VT     Global
     Growth         Fund  1995         $2,275,831
                          1994         $1,992,940
                          1993         $1,163,591

   Putnam VT     Growth    and
 Income         Fund      1995         $3,637,703
                          1994         $2,736,406
                          1993         $2,560,288

   Putnam VT     High
     Yield Fund           1995         $11,800
                          1994         $4,461
                          1993         $19,196

   Putnam VT     Money
     Market         Fund  1995         $0
                          1994         $0
                          1993         $0

   Putnam VT     New
 Opportunities Fund       1995         $312,487
(Commencement of          1994         $68,123
 operations
 May 2, 1994

   Putnam VT     U.S. Government
 and High Quality
 Bond Fund                1995         $2,880
                          1994         $17,014
                          1993         $7,844

   Putnam VT     Utilities
 Growth and Income         Fund        1995   $938,350
                          1994         $1,069,430
                          1993         $760,057

   Putnam VT     Voyager Fund          1995   $2,171,392
                          1994         $1,295,494
                          1993         $799,917

Principal Underwriter

Putnam Mutual Funds is the principal underwriter of shares of the Trust, which are continuously offered, and shares of the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

Investor servicing agent and Custodian

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust as an expense of all its shareholders. The fee paid to PFTC is determined by the Trustees taking into account the number of shareholder accounts and transactions. Putnam Investor Services has won the DALBAR Quality Tested Service Seal every year since the award's 1990 inception. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services exceeded the industry standard in all categories.

The Trust paid $5,038,496 in    gross     fees to PFTC for its
investor servicing and custody services during fiscal 1995. The Trust made no payments to PFTC for out-of-pocket expenses related to the investor servicing agent's function for the year. For a description of the custodial services provided by PFTC, see "Custodian" below.

Putnam Fiduciary Trust Company is also investor servicing agent for the other Putnam funds and receives fees from each of those funds for its services.

INVESTMENT PERFORMANCE OF THE TRUST

Standard Performance Measures

Yield and total return data for the funds may from time to time be presented in the prospectus, this SAI and advertisements. The data is calculated as follows.

Total return for the life of the funds is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a fund at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of a fund during that period.

A fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses accrued for that period, and (ii) dividing that amount by the product of
(A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share net asset value of the fund on the last day of the base period. The result is annualized on a compounding basis to determine the fund's yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMAs, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates.

   Putnam VT     Money Market Fund's yield is computed by
determining the percentage net change, excluding capital changes, in the value of an investment in one share of the fund over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). The fund's effective yield represents a compounding of the fund's yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

At times, Putnam Management may reduce its compensation or assume expenses of a fund in order to reduce that fund's expenses. The annual per share amount of any such reduction or assumption of expenses is shown in the table entitled "Financial highlights" in the prospectus. Any such waiver or assumption of expenses would increase a fund's yield and total return during the period of the waiver or assumption. The table below presents performance information for the periods ended June 30, 1996 . All data is based on past performance and does not predict future results.

                                      Total Return
   Putnam VT     Fund       Yield*    1 year    5 years
Life of fund

Asia Pacific        N/A     10.01%      N/A     7.22%

Diversified Income    %    8.56         N/A      6.21

Global Asset
     Allocation               17.91   12.04%   10.89

Global Growth       N/A       21.47    12.45   9.68

Growth and Income             25.67    15.11   15.33

High Yield                    13.01    14.76   10.94

Money Market                   5.24    4.17    5.55

New Opportunities   N/A     44.58       N/A     31.79

U.S. Government and
 High Quality Bond             4.52    8.66    8.58

Utilities
  Growth    and     Income            21.55
N/A               11.01

Voyager             N/A       34.13    20.88   17.88

* Information shown for all funds except for the Money Market
Fund represents 30-day yield.  Information shown for the Money
Market Fund is 7-day yield.

See the prospectus for the inception date of each fund. The foregoing performance information reflects an expense limitation
applicable to    Putnam VT     High Yield Fund for fiscal 1988,
   Putnam VT     Utilities Growth and Income Fund for fiscal
1992,    Putnam VT     New Opportunities Fund for fiscal 1994 and
   Putnam VT     Asia Pacific Growth Fund for fiscal 1995.
Performance information presented for the funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable under their variable annuity contracts. These charges and expenses are not reflected in the funds' performance and would reduce an investor's return under the annuity contract.

DETERMINATION OF NET ASSET VALUE

The Trust values the shares of each fund daily on each day the New York Stock Exchange (the "Exchange") is open. Currently, the New York Stock Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Trust determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by a fund are priced as of the close of trading at 4:10 p.m., and futures on U.S. government securities and index options held by a fund are priced as of their close of trading at 4:15 p.m.

   Putnam VT     Money Market fund.  The valuation of the fund's
portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the fund would receive if the instruments were sold. Consequently, changes in the market value of portfolio instruments during periods of rising or falling interest rates will not normally be reflected either in the computation of net asset value of the fund's portfolio or in the daily computation of net income. Under the procedures adopted by the Trustees, the fund must maintain a dollar-weighted average portfolio maturity of 397 days or less, purchase only instruments having remaining maturities of 90 days or less and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of the fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using readily available market quotations.

Since the net income of the fund is declared as a dividend each time it is determined, the net asset value per share of the fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the fund in the shareholder's account on the first day of the next month (or, if that day is not a business day, on the next business day). It is expected that the fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the fund determined at any time is a negative amount, the fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the fund.

Other Funds. Each of the other funds determines net asset value as follows: Securities for which market quotations are readily available are valued at prices which, in the opinion of the Trustees or Putnam Management, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter) the last reported bid price, except that certain U.S. government securities are stated at the mean between the reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. If any securities held by a fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The Trustees periodically review such valuations and procedures.
The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the funds' net asset values. If events materially affecting the values of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

SUSPENSION OF REDEMPTIONS

The Trust may not suspend the right of redemption and/or postpone payment for more than seven days unless the New York Stock Exchange is closed for other than customary weekends or holidays, or except, if permitted by the rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a fund's property for all loss and expense of any shareholder held personally liable for the obligations of that fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund would be unable to meet its obligations.

CUSTODIAN

Putnam Fiduciary Trust Company ("PFTC") is the custodian of the Trust's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities will include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Trust's investments. PFTC and any subcustodians employed by it have a lien on the securities of each fund (to the extent permitted by the Trust's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the Trust for the benefit of that fund. The Trust expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of any fund or decides which securities a fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The Trust may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the Trust's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The Trust pays PFTC an annual fee based on each fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Price Waterhouse LLP are the Trust's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants and financial statements included in the Trust's Annual Report for the fiscal year ended December 31, 1995, filed electronically on March 7, 1996 (File No. 811-5346), are incorporated by reference into this SAI.

The financial highlights in the prospectuses and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

   The unaudited financial statements included in the Trust's
Semi-Annual Report for the fiscal period ended June 30, 1996, filed on September 4, 1996, are incorporated by reference in this SAI.

                       PUTNAM CAPITAL MANAGER TRUST

                                 FORM N-lA
                                  PART C

                             OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a)  Index to Financial Statements and Supporting
         Schedules:

    (1)  Financial Statements:

                 Statement of assets and liabilities --
              June 30, 1996 (unaudited) (a).
              Statements of operations -- year ended June
              30, 1996 (unaudited) (a).
              Statement of changes in net assets -- period ended June 30, 1996 (unaudited) and year ended December 31, 1995 (audited) (a).
              Financial highlights (unaudited) (a) (b).
              Notes to financial statements (unaudited)
              (a).

              Statements of assets and liabilities --
              December 31, 1995    (audited)     (a)
                 (c)    .
              Statements of operations -- year ended
              December 31, 1995    (audited)     (a)
                 (c)    .
              Statement of changes in net assets --
                 period ended June 30, 1995 (unaudited) and
              year     ended December 31, 1995    (audited)
              (a) (c).
              Financial highlights    (audited)     (a) (b)
                 (c)    .
              Notes to financial statements
                 (audited)     (a)    (c)    .

         (2)  Supporting Schedules:

                 Schedule I - Portfolios of investments
              owned -- June 30, 1996 (unaudited) (a).
              Schedule I - Portfolios of investments
              owned -- December 31, 1995    (audited)
(a)    (c)    .
                            Schedules II through IX omitted
because the
                            required matter is not present.

              (a) Included in Part B.
              (b) Included in Part A.
                 (c) Incorporated by reference to Post-
              Effective Amendment No. 12 to the
              Registrant's Registration Statement.
---------------

    (b)  Exhibits:

         1.      Form of     Agreement and Declaration of
              Trust dated September 24, 1987   , as revised
                , 1996 -- Exhibit 1    .
         2.   By-Laws, as amended through June 7, 1991 --
              Incorporated by reference to Post-Effective
              Amendment No. 10 to the Registrant's
              Registration Statement.
         3.   Not applicable.
         4a.  Not applicable
         4b.     Form of     Portions of Agreement and
              Declaration of Trust Relating to
              Shareholders' Rights --   Exhibit 2.
         4c.  Portions of By-Laws Relating to Shareholders'
              Rights -- Incorporated by reference to Post-
              Effective Amendment No. 10 to the
              Registrant's Registration Statement.
         5.      Form of     Management Contract, dated
              October 2, 1987, as supplemented March 2,
              1990, as further supplemented February 27,
              1992, July 9, 1993, April 5, 1994, June 2,
              1994, April 7, 1995, July 13, 1995    , July
              11, 1996 and December  , 1996 -- Exhibit
              3.
         6a.  Distributor's Contract dated May 6, 1994 --
              Incorporated by reference to Post-Effective
              Amendment No. 10 to the Registrant's
              Registration Statement.
         6b.  Form of Specimen Dealer Sales Contract --
              Incorporated by reference to Post-Effective
              Amendment No. 11 to the Registrant's
              Registration Statement.
         6c.  Form of Specimen Financial Institution Sales
              Contract -- Incorporated by reference to
              Post-Effective Amendment No. 11 to the
              Registrant's Registration Statement.
         7.   Not applicable.
         8.   Custodian Agreement with Putnam Fiduciary
              Trust Company dated May 3, 1991, as amended
              July 13, 1992 -- Incorporated by reference to
              Post-Effective Amendment No. 10 to the
              Registrant's Registration Statement.
         9.   Investor Servicing Agreement, dated June 3,
              1991 with Putnam Fiduciary Trust Company --
              Incorporated by reference to Post-Effective
              Amendment No. 10 to the Registrant's
              Registration Statement.
         10.  Opinion of Ropes & Gray, including consent --
              Incorporated by reference to Post-Effective
              Amendment No. 10 to the Registrant's
              Registration Statement.
         11.  Not applicable.
         12.  Not applicable.
         13.  Investment Letters from The Putnam Management
              Company, Inc. to the Registrant --
              Incorporated by reference to Post-Effective
              Amendment No. 10 to the Registrant's
              Registration Statement.
         14.  Not applicable.
         15.  Not applicable.
         16.  Schedules for computation of performance
              quotations -- Exhibit    4    .
         17a. Financial Data Schedule -- PCM Asia Pacific
              Growth Fund -- Exhibit    5    .
         17b. Financial Data Schedule -- PCM Diversified
              Income Fund -- Exhibit    6    .
         17c. Financial Data Schedule -- PCM Global Asset
              Allocation Fund -- Exhibit    7    .
         17d. Financial Data Schedule -- PCM Global Growth
              Fund -- Exhibit    8    .
         17e. Financial Data Schedule -- PCM Growth and
              Income Fund -- Exhibit    9    .
         17f. Financial Data Schedule -- PCM High Yield
              Fund -- Exhibit    10    .
         17g. Financial Data Schedule -- PCM Money Market
              Fund -- Exhibit    11    .
         17h. Financial Data Schedule -- PCM New
              Opportunities Fund -- Exhibit    12    .
         17i. Financial Data Schedule -- PCM U.S.
              Government and High Quality Bond Fund --
              Exhibit    13    .
         17j. Financial Data Schedule -- PCM Utilities
              Growth and Income Fund -- Exhibit    14    .
         17k. Financial Data Schedule -- PCM Voyager Fund
              -- Exhibit    15    .

Item 25. Persons Controlled by or under Common Control with
         Registrant

    None.

Item 26. Number of Holders of Securities

    As of    August     31, 1996 there were 17 shareholders
of the Registrant's shares of beneficial interest.

Item 27. Indemnification

    The information required by this item is incorporated by reference from the Registrant's Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No.
33-17486).

Item 28.  Business and Other Connections of Investment Adviser

    Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.

NAME                      NON-PUTNAM BUSINESS AND OTHER
    CONNECTIONS

Manjit S. Bakshi          Prior to October, 1995, Fidelity
Vice President              Management & Research Company, 82
                            Devonshire St., Boston, MA 02110

Robert K. Baumbach        Prior to August, 1994, Vice President
Vice President              and Analyst, Keystone Custodian
                            Funds, 200 Berkeley St., Boston, MA
                            02110

Robert R. Beck            Director, Charles Bridge Publishing,
Senior Vice President       85 Main St., Watertown, MA 02172

Janet S. Becker           Prior to July, 1995, National Account
Assistant Vice President    Manager for Booz-Allen & Hamilton,
                            American Express Travel Management
                            Services, 100 Cambridge Park Drive,
                            02140; Prior to August, 1994,
                            Account Manager, Hilton at Dedham
                            Place, Dedham, MA 02026

Matthew G. Bevin          Prior to February, 1995, Consultant,
Assistant Vice President    SEI Corporation, 680 East Swedesford
                            Road, Wayne, PA 19807

Thomas Bogan              Prior to November, 1994, Analyst
Senior Vice President       Lord, Abbett & Co., 767 Fifth
                            Avenue, New York, NY 10153

John A. Boselli           Prior to April, 1996, Senior Manager,
Vice President              Price Waterhouse LLP, 200 E.
                            Randolph Drive, Chicago, IL 60601

Susan M. Braid            Prior to October, 1995, Manager,
Vice President              Pioneer Group, Inc., 60 State St.,
                            Boston, MA 02109


Brian E. Broyles          Prior to September, 1995, Accounts
Assistant Vice President    Payable Manager, Entex Information
                            Services, Six International Drive,
                            Rye Brook, NY 10573

Andrea Burke              Prior to August, 1994, Vice President
Vice President              and Portfolio Manager, Back Bay
                            Advisors, 399 Boylston St., Boston,
                            MA 02116

Robert W. Burke           Member-Executive Committee, The Ridge
Senior Managing Director    Club, Country Club Road, Sandwich,
                            MA 02563; Member-Advisory Board,
                            Cathedral High School, 74 Union Park
                            St., So. Boston, MA 02118

Peter A. Capodilupo       Prior to June, 1996, Chief Human
Vice President              Resources Officer, Harvard Business
                            School, Soldiers Field Rd., Boston,
                            MA 02163

Susan Chapman             Prior to June, 1995, Vice President,
Senior Vice President       Forbes, Walsh, Kelly & Company,
                            Inc., 17 Battery Place, New York, NY
                            10004

Louis F. Chrostowski      Prior to August, 1995, Manager of
Vice President              Compensation and Benefits, Itek
                            Optical Systems, 10 MacGuire Rd.,
                            Lexington, MA 02173

C. Beth Cotner            Director, The Lyric Stage Theater, 140
Senior Vice President       Clarendon St., Boston, MA; Prior to
                            September, 1995, Executive Vice
                            President, Director of U.S. Equity
                            Funds, Kemper Financial Services,
                            120 S. LaSalle St., Chicago, IL
                            60603

Peter J. Curran           Prior to January, 1996, Vice President
Senior Vice President       ITT Sheraton Director Worldwide
                            Staffing, ITT Sheraton Corporation,
                            60 State St., Boston, MA 02109

Judith S. Deming          Prior to May, 1995, Asset Manager,
Assistant Vice President    Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Theodore J. Deutz         Prior to January, 1995, Senior Vice
Vice President              President, Metropolitan West
                            Securities, Inc. 10880 Wilshire
                            Blvd., Suite 200, Los Angeles, CA
                            90024

Michael G. Dolan          Chairman-Finance Council, St. Mary's
Assistant Vice President    Parish, 44 Myrtle St., Melrose, MA
                            02176; Member, School Advisory
                            Board, St. Mary's School, 44 Myrtle
                            St., Melrose, MA 02176

Andrea Donnelly           Prior to March, 1996, Equity Trader,
Assistant Vice President    Hellman Jordan Management Company,
                            Inc., 75 State St., Suite 2420,
                            Boston, MA 02109

Joseph J. Eagleeye        Prior to August, 1994, Associate,
Assistant Vice President    David Taussig & Associates, 424
                            University Ave., Sacramento, CA
                            95813

Ian C. Ferguson
Senior Managing Director    Prior to April, 1996, Chief
                            Executive Officer, HSBC Asset
                            Management, Ltd., 6 Bevis Marks,
                            London, England

Michael T. Fitzgerald     Prior to September, 1994, Senior
Senior Vice President       Vice President, Vantage Global
                            Advisers, 1201 Morningside Dr.,
                            Manhattan Beach, CA 90266

Brian J. Fullterton       Prior to November, 1995, Vice
Senior Vice President       President, Pension and 401(k)
                            Derivatives Marketing, J.P. Morgan,
                            60 Wall Street, New York, NY 10260

Roland Gillis             Prior to March, 1995, Vice President
Senior Vice President       and Senior Portfolio Manager,
                          Keystone Group, Inc., 200 Berkeley
                          St., Boston, MA 02116

C. Kim Goodwin            Prior to May, 1996, Vice President
Senior Vice President       Prudential Mutual Fund Investment
                            Management, 751 Broad St., Newark,
                            NJ 07101

J. Peter Grant            Trustee, The Dover Church, Dover, MA
Senior Vice President       02030

Jill Grossberg            Prior to March, 1995, Associate
Assistant Vice President    Counsel, 440 Financial Group of
and Associate Counsel       Worcester, Inc., 440 Lincoln St.,
                            Worcester, MA 01653

Paul E. Haagensen         Director, Haagensen Research
Senior Vice President       Foundation, 630 West 168th St., New
                            York, NY 10032

Matthew C. Halperin       Prior to April, 1996, Portfolio
Senior Vice President       Manager, Allstate Insurance, 3075
                            Sanders Road, Northbrook, IL 60062

Richard Harris            Prior to October, 1995, Senior Vice
Vice President              President, Smith Mitchell Investment
                            Group, 135 Main St., San Francisco,
                            CA 94105; Prior to January, 1995,
                            Managing Director, Dean Witter
                            Reynolds, Inc., 101 California St.,
                            San Francisco, CA 94941

Deborah R. Healey         Director and Secretary, Edwin Warren,
Senior Vice President       Inc., Rte. 100, Waitsfield, VT 05673

Daniel Herbert            Prior to April, 1996, Vice President
Vice President              and Analyst, Keystone Group, Inc.,
                            200 Berkeley St., Boston, MA 02116

Pamela Holding            Prior to May, 1995, Senior Securities
Vice President              Analyst, Kemper Financial Services,
                            Inc., 120 South LaSalle St.,
                            Chicago, IL 60603

Thomas J. Hoey            Prior to April, 1996, Securities
Vice President              Analyst, Driehaus Capital
                            Management, Inc., 25 East Erie St.,
                            Chicago, IL 60610

Joseph Joseph             Prior to October, 1994, Managing
Vice President              Director, Vert Independent Capital
                            Research, 53 Wall St., New York, NY
                            10052

Omid Kamshad              Prior to January, 1996, Investment
Senior Vice President       Director, Lombard Odier, 13
                            Southampton Place, London, England,
                            WC1; Prior to May, 1995, Director,
                            Baring Asset Management, 155
                            Bishopsgate, London, England EC23XY

Mary E. Kearney           Trustee, Massachusetts Eye and Ear
Managing Director           Infirmary, 243 Charles St., Boston,
                            MA 02114; Prior to February, 1995,
                            Partner, Price Waterhouse, 160
                            Federal St.,  Boston, MA  02110

Paula Kienert             Prior to June, 1995, Senior Reference
Assistant Vice President    Librarian, Fidelity Investments, 82
                            Devonshire Street, Boston, MA 02109

John P. Kihn              Prior to April, 1996, Associate
Vice President              Portfolio Manager, Colonial
                            Management Associates, Inc., One
                            Financial Center, Boston, MA 02110
    Chief Financial Officer, Bergman
                          Research Group, Inc., 640 Bailey
                          Road, Pittsburg, CA 94565

D. William Kohli          Prior to September, 1994, Executive
Managing Director           Vice President and Co-Director of
                            Global Bond Management, Franklin
                            Advisors/Templeton Investment
                            Counsel, 777 Mariners Island Blvd.,
                            San Mateo, CA 94404

Peter B. Krug             Prior to January, 1995, Owner and
Vice President              Director, Griswold Special Care, 42
                            Ethan Allen Drive, Acton, MA 01720

Catherine A. Latham       Prior to August, 1995, Director of
Vice President              Human Resources, Electronic Data
                            Systems, 1601 Trapello Rd., Waltham,
                            MA 02254

Kevin Lemire              Prior to March, 1995, Corporate
Assistant Vice President    Facilities Manager, Bose
                            Corporation, The Mountain,
                            Framingham, MA 01701; Prior to June,
                            1994, Facilities Manager, The
                            Pioneer Group, 60 State St., Boston,
                            MA 02109

Lawrence J. Lasser        Director, Marsh & McLennan Companies,
President, Director         Inc., 1221 Avenue of the Americas,
and Chief Executive         New York, NY  10020; Board Member,
                            Artery Business Committee, One
                            Beacon Street, Boston, MA 02108;
                            Board of Managers, Investment and
                            Finance Committees, Beth Israel
                            Hospital, 330 Brookline Avenue,
                            Boston, MA 02215; Board of
                            Governors, Executive Committee,
                            Investment Company Institute, 1401
                            H. St., N.W., Suite 1200,
                            Washington, DC 20005; Board of
                            Overseers, Museum of Fin Arts, 465
                            Huntington Ave., Boston, MA 02115;
                            Board Member, Trust for City Hall
                            Plaza, Three Center Plaza, Boston,
                            MA 02108; Board Member, The Vault
                            Coordinating Committee, c/o John
                            Hancock Mutual Life Insurance
                            Company, Law Sector, T-55, P.O. Box
                            111, Boston, MA 02117

James W. Lukens           Prior to February, 1995, Vice
Senior Vice President       President of Institutional
                          Marketing, Keystone Group, Inc., 200
                          Berkeley St., Boston, MA 02116

Kevin Maloney             Trustee, Town of Hanover, NH, Trustee
Managing Director           of Trust Funds, Hanover, NH 03755;
                            President and Board Member,
                            Hampshire Cooperative Nursery
                            School, Dartmouth College Highway,
                            Hanover, NH 03755;  Prior to April,
                            1995, Associate Professor, Amos Tuck
                            School of Business, Dartmouth
                            College, Hanover, NH 03255

Helen Mazareas            Prior to May, 1995, Librarian,
Assistant Vice President    Scudder, Stevens & Clark, 2
                            International Place, Boston, MA
                            02110

Alexander J. McAuley      Prior to June, 1995, Vice President,
Senior Vice President       Deutsche Bank Securities Corp. -
                            Deutsche Asset Management, 1290
                            Avenue of the Americas, New York, NY
                            10019

William F. McGue          Member, Advisory Committee, Academy
Managing Director           of Finance, 2 Oliver St., Boston, MA
                            02109

Carol McMullen            Prior to June, 1995, Senior Vice,
Managing Director           President and Senior Portfolio
                            Manager, Baring Asset Management,
                            125 High Street, Boston, MA 02110

Sandeep Mehta             Prior to May, 1996, Vice President,
Vice President              Wellington Management Co., 100
                            Vanguard Blvd., Malvern, PA 19355

Darryl Mikami             Prior to June, 1995, Vice President,
Senior Vice President       Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Carol H. Miller           Board Member, The Lyric Stage Theater,
Assistant Vice President    140 Clarendon St., Boston, MA; Prior
                            to July, 1995, Business Development
                            Officer, Bank of Boston -
                            Connecticut, 100 Pearl St.,
                            Hartford, CT 06101

Seung H. Minn             Prior to June, 1995, Vice President
Vice President              Portfolio Management and Research,
                            Templeton Quantitative Advisors,
                            Inc., 31 W. 52nd St., New York, NY
                            10019

Maziar Minovi             Prior to January, 1995, Associate
Vice President              Privatization Specialist, The
                            International Bank for
                            Reconstruction and Development, 1818
                            H St. N.W., Washington, DC 20433

Jeanne L. Mockard         Trustee, The Bryn Mawr School, 109
Senior Vice President       W. Melrose Avenue, Baltimore, MD
                            21210

Kenneth Mongtomery        Prior to July, 1995, Senior Vice
Managing Director           President and Director of World Wide
                            Sales, Chemcial Banking Corporation,

Paul G. Murphy            Prior to January, 1995, Section
Assistant Vice President    Manager, First Data Corp., 53 State
                            Street, Boston, MA 02109

Lois O'Brien              Prior to March, 1996, Director,
Assistant Vice President    Training and Development, J. Baker,
                            Inc., 555 Turnpike St., Canton, MA
                            02021

C. Patrick O'Donnell, Jr. Prior to May, 1994, President,
Managing Director           Exeter Research, Inc., 163 Water
                            Street, Exeter, New Hampshire, 03833

Keith Plapinger           Vice Chairman and Trustee, Advent
Vice President              School, 17 Brimmer St., Boston, MA

Jane E. Price             Prior to February, 1995, Associate
Assistant Vice President    ERISA Attorney, Hale & Dorr,
                          60 State St., Boston, MA  02109

Charles E. Porter         Director, The Boston Fulbright
Executive Vice President    Committee, 99 Garden St., Cambridge,
                            MA; Trustee, Anatolia College and
                            The American College of
                            Thessaloniki, 555 10 Pycea,
                            Thessaloniki, Greece

George Putnam             Chairman and Director, Putnam Mutual
Chairman and Director       Funds Corp.;  Director, The Boston
                            Company, Inc., One Boston Place,
                            Boston, MA 02108; Director, Boston
                            Safe Deposit and Trust Company, One
                            Boston Place, Boston, MA 02108;
                            Director, Freeport-McMoRan, Inc.,
                            200 Park Avenue, New York, NY 10166;
                            Director, General Mills, Inc., 9200
                            Wayzata Boulevard, Minneapolis, MN
                            55440; Director, Houghton Mifflin
                            Company, One Beacon Street, Boston,
                            MA 02108; Director, Marsh & McLennan
                            Companies, Inc., 1221 Avenue of the
                            Americas, New York, NY 10020;
                            Director, Rockefeller Group, Inc.,
                            1230 Avenue of the Americas, New
                            York, NY 10020

Keith Quinton             Director, Eleazar, Inc., West Wheelock
Senior Vice President       St., Hanover, NH 03755; Prior to
                            July, 1995, Vice President,
                            Falconwood Securities Corporation,
                            565 5th Avenue, New York, NY 10017

Paul T. Quistberg         Prior to July, 1995, Assistant
Assistant Vice President    Investment Officer, The Travelers
                            Insurance Group., One Tower Square,
                            Hartford, CT 06101

Kimberly A. Raynor        Prior to April, 1996, Principal,
Vice President              Principal, Scudder, Stevens & Clark,
                            2 International Place, Boston, MA
                            02110

Thomas Rosalanko          Prior to February, 1995, Senior
Senior Vice President       Account Manager, SEI Corporation,
                            680 East Swedesford Road, Wayne, PA
                            19807

Michael Scanlon           Prior to February, 1995, Senior
Assistant Vice President    Financial Analyst, Massachusetts
                            Financial Services, 500 Boylston
                            St., Boston, MA 02116

Justin M. Scott           Director, DSI Properties (Neja) Ltd.
Managing Director           Epping Rd., Reydon, Essex CM19 5RD;
                            Director, DSI Management (Neja)
                            Ltd., Epping Rd., Reydon, Essex CM19
                            5RD

Max S. Senter             General Partner, M.S. Senter & Sons
Senior Vice President       Partnership, 4900 Fayetteville, Rd.,
                            Raleigh, NC 27611

Robert M. Shafto          Prior to January, 1995, Account
Assistant Vice President    Manager, IBM Corporation, 404 Wyman
                            St., Waltham, MA 02254

Gordon H. Silver          Trustee, Wang Center for the
Managing Director           Performing Arts, 270 Tremont St.,
                            Boston, MA 02116

Diedre West-Smith         Prior to January, 1995, Senior Finance
Assistant Vice President    Officer, BayBank, 3 Universal Office
                            Park, Waltham, MA 02254

Margaret Smith            Prior to September, 1995, Vice
Senior Vice President       President, State Street Research,
                            One Financial Center, Boston, MA
                            02111

Erin J. Spatz             Prior to May, 1996, Vice
Vice President              President, Pioneering Management
                            Organization, 60 State St., Boston,
                            MA 02109

Steven Spiegel            Director, Ultra Corp., 29 East
Senior Managing Director    Madison St., Chicago, IL 60602;
                            Trustee, Babson College, One College
                            Drive, Wellesley, MA 02157; Prior to
                            December, 1994, Managing
                            Director/Retirement, Lehman
                            Brothers, Inc., 200 Vesey St., World
                            Financial Center, New York, NY 10285

George W. Stairs          Prior to July, 1994, Equity Research
Vice President              Analyst, ValueQuest Limited,
                            Roundy's Hill, Marblehead, MA 01945

James H. Steggall         Prior to May, 1995, Senior Municipal
Assistant Vice President    Analyst, Colonial Management
                            Associates, Inc., One Financial
                            Center, Boston, MA 02111; Prior to
                            May, 1994, Controller, Wheelabrator
                            Environmental Systems, Libery Lane,
                            Hampton, NH 03842

Karen Stewart             Prior to May, 1995, Equity Research
Assistant Vice President    Analyst, Chancellor Capital
                            Management, 1166 Avenue of the
                            Americas, New York, NY 10036

Roger Sullivan            Prior to December, 1994, Vice
Senior Vice President       President, State Street Research &
                            Management Co., One Financial
                            Center, Boston, MA 02111

Robert Swift              Prior to August, 1995, Far East Team
Senior Vice President       Leader and Portfolio Manager, IAI
                            International/Hill Samuel Investment
                            Advisors, 10 Fleet Place, London,
                            England

Jerry H. Tempelman        Prior to May, 1994, Senior Money
Assistant Vice President    Market Trader, State Street Bank &
                            Trust Co., 225 Franklin, Street,
                            Boston, MA 02110

Michael Temple            Prior to June, 1995, Vice President,
Vice President              Duff & Phelps, 55 East Monroe,
                            Chicago, IL 60613

John A. Thompson          Prior to September, 1995, Senior
Vice President              Trader, John Hancock Mutual Life
                            Insurance Company, 200 Clarendon
                            St., Boston, MA 02117

Hillary F. Till           Prior to May, 1994, Fixed-Income
Vice President              Derivative Trader, Bank of Boston,
                            100 Federal Street, Boston, MA 02109

Lisa L. Trubiano          Prior to July, 1995, Senior Marketing
Vice President              Consultant, John Hancock Mutual Life
                            Insurance Company, 200 Clarendon
                            St., Boston, MA 02117

Elizabeth A. Underhill    Prior to August, 1994, Vice President
Senior Vice President       and Senior Equity Analyst, State
                            Street Bank and Trust Company, 225
                            Franklin St., Boston, MA 02110

Charles C. Van Vleet      Prior to August, 1994, Vice President
Senior Vice President       and Fixed-Income Manager, Alliance
                            Capital Management, 1345 Avenue of
                            the Americas, New York, NY 10105

Herbert S. Wagner, III    Prior to August, 1995, Investment
Assistant Vice President    The First National Bank of Chicago,
                            One First National Plaza, Chicago,
                            IL 60670

Francis P. Walsh          Prior to November, 1994, Research
Vice President              Analyst, Furman, Selz, Inc. 230 Park
                            Avenue, New York, NY 10169

Michael R. Weinstein      Prior to March, 1994, Management
Vice President              Consultant, Arthur D. Little, Acorn
                            Park, Cambridge, MA 02140


ITEM 29. PRINCIPAL UNDERWRITER

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam Adjustable Rate U.S. Government Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Trust, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund, Putnam Capital Manager Trust, Putnam Convertible Income-Growth Trust, Putnam Diversified Equity Trust, Putnam Diversified Income Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam Europe Growth Fund, Putnam Federal Income Trust, Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, Putnam Growth Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam High Yield Municipal Trust, Putnam Income Fund, Putnam Intermediate Tax Exempt Fund, Putnam Intermediate U.S. Government Income Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam International Growth Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam Natural Resources Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Trust, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b) The directors and officers of the Registrant's principal underwriter are listed below. The principal business address of each person is One Post Office Square, Boston,
MA 02109:

Positions and Offices        Positions and Offices
Name                           with Underwriter               with Registrant

John V. Adduci             Assistant Vice President                     None
Christopher S. Alpaugh     Vice President                               None
Paulette C. Amisano        Vice President                               None
Ronald J. Anwar            Vice President                               None
Steven E. Asher            Senior Vice President                        None
Scott A. Avery             Vice President                               None
Christian E. Aymond        Vice President                               None
Hallie L. Baron            Assistant Vice President                     None
Ira G. Baron               Senior Vice President                        None
John L. Bartlett           Senior Vice President                        None
Dale Beardon               Senior Vice President                        None
Steven M. Beatty           Vice President                               None
Deborah A. Beaudette       Assistant Vice President                     None
Matthew F. Beaudry         Vice President                               None
John J. Bent               Vice President                               None
Thomas A. Beringer         Vice President                               None
Sharon A. Berka            Vice President                               None
Kathleen A. Blackman       Vice President                               None
Maureen L. Boisvert        Vice President                               None
John F. Boneparth          Managing Director                            None
Keith R. Bouchard          Vice President                               None
Linda M. Brady             Assistant Vice President                     None
Leslee R. Bresnahan        Senior Vice President                        None
James D. Brockelman        Senior Vice President                        None
Joel S. Brookman           Assistant Vice President                     None
Dale R.C. Brown            Assistant Vice President                     None
Brian E. Broyles           Assistant Vice President                     None
Gail D. Buckner            Senior Vice President                        None
Robert W. Burke            Senior Managing Director                     None
Susan D. Cabana            Vice President                               None
Ellen S. Callahan          Vice President                               None
Thomas C. Callahan         Assistant Vice President                     None
Peter J. Campagna          Vice President                               None
Peter A. Capodilupo        Vice President                               None
Robert Capone              Vice President                               None
Patricia A. Cartwright     Assistant Vice President                     None
Janet Casale-Sweeney       Vice President                               None
Stephen J. Chaput          Assistant Vice President                     None
Steven F. Charlton         Assistant Vice President                     None
Louis F. Chrostowski       Vice President                               None
Daniel J. Church           Vice President                               None
James E. Clinton           Assistant Vice President                     None
John C. Clinton            Assistant Vice President                     None
Kathleen M. Collman        Managing Director                            None
Mark L. Coneeny            Vice President                               None
Clare D. Connelly          Vice President                               None
Donald A. Connelly         Senior Vice President                        None
Karen E. Connolly          Assistant Vice President                     None
Barry M. Conyers           Assistant Vice President                     None
Anna Coppola               Vice President                               None
F. Nicholas Corvinus       Senior Vice President                        None
Thomas A. Cosmer           Vice President                               None
Michele A. Cranston        Vice President                               None
Chad H. Cristo             Assistant Vice President                     None
Peter J. Curran            Senior Vice President                        None
Jessica E. Dahill          Vice President                               None
Kenneth L. Daly            Senior Vice President                        None
Edward H. Dane             Vice President                               None
Nancy M. Days              Assistant Vice President                     None
Pamela De Oliveira-Smith   Assistant Vice President                     None
Lisa M. DeMont             Assistant Vice President                     None
Richard D. DeSalvo         Vice President                               None
Joseph C. DeSimone         Assistant Vice President                     None
Daniel J. Delianedis       Vice President                               None
Judith S. Deming           Assistant Vice President                     None
Teresa F. Dennehy          Assistant Vice President                     None
Karen E. DiStasio          Vice President                               None
Michael G. Dolan           Assistant Vice President                     None
Scott M. Donaldson         Vice President                               None
Emily J. Durbin            Vice President                               None
David B. Edlin             Senior Vice President                        None
James M. English           Senior Vice President                        None
Vincent Esposito           Managing Director                            None
Mary K. Farrell            Assistant Vice President                     None
Michael J. Fechter         Vice President                               None
Susan H. Feldman           Vice President                               None
Paul F. Fichera            Senior Vice President                        None
C. Nancy Fisher            Senior Vice President                        None
Mitchell B. Fishman        Senior Vice President                        None
Joseph C. Fiumara          Vice President                               None
Patricia C. Flaherty       Senior Vice President                        None
Brian J. Fullerton         Senior Vice President                        None
Samuel F. Gagliardi        Vice President                               None
Karen M. Gardner           Assistant Vice President                     None
Judy S. Gates              Vice President                               None
Richard W. Gauger          Assistant Vice President                     None
Joseph P. Gennaco          Vice President                               None
Stephen E. Gibson          Managing Director                            None
Mark P. Goodfellow         Assistant Vice President                     None
Robert Goodman             Managing Director                            None
Mark D. Goodwin            Assistant Vice President                     None
Anthony J. Grace           Assistant Vice President                     None
Linda K. Grace             Assistant Vice President                     None
Robert G. Greenly          Vice President                               None
Jill Grossberg             Assistant Vice President                     None
Denise Grove               Assistant Vice President                     None
Jeffrey P. Gubala          Vice President                               None
James E. Halloran          Vice President                               None
Thomas W. Halloran         Vice President                               None
Meghan C. Hannigan         Assistant Vice President                     None
Bruce D. Harrington        Assistant Vice President                     None
Craig W. Hartigan          Vice President                               None

Howard W. Hawkins, III     Vice President                               None
Deanna R. Hayes-Castro     Vice President                               None
Paul P. Heffernan          Vice President                               None
Susan M. Heimanson         Vice President                               None
Joanne Heyman              Assistant Vice President                     None
Bess J.M. Hochstein        Vice President                               None
Jeremiah K. Holly, Sr.     Vice President                               None
Maureen A. Holmes          Assistant Vice President                     None
Paula J. Hoyt              Assistant Vice President                     None
William J. Hurley          Senior Vice President                        None
Gregory E. Hyde            Senior Vice President                        None
Dwight D. Jacobsen         Senior Vice President                        None
Douglas B. Jamieson        Senior Managing Director, Director           None
Jay M. Johnson             Vice President                               None
Kevin M. Joyce             Senior Vice President                        None
Karen R. Kay               Senior Vice President                        None
Mary E. Kearney            Managing Director                            None
John P. Keating            Vice President                               None
A. Siobahn Kelly           Assistant Vice President                     None
Brian J. Kelly             Vice President                               None
Anne Kinsman               Assistnat Vice President                     None
Deborah H. Kirk            Senior Vice President                        None
Jill A. Koontz             Assistant Vice President                     None
Linda G. Kraunelis         Assistant Vice President                     None
Howard H. Kreutzberg       Senior Vice President                        None
Marjorie B. Krieger        Assistant Vice President                     None
Charles Lacasia            Assistant Vice President                     None
Arthur B. Laffer, Jr.      Vice President                               None
Catherine A. Latham        Vice President                               None
James D. Lathrop           Vice President                               None
Charles C. Ledbetter       Vice President                               None
Kevin Lemire               Assistant Vice President                     None
Anthony J. Leonard         Vice President                               None
Eric S. Levy               Vice President                               None
Edward V. Lewandowski      Senior Vice President                        None
Edward V. Lewandowski, Jr. Vice President                               None
Samuel L. Lieberman        Vice President                               None
David M. Lifsitz           Assistant Vice President                     None
David R. Lilien            Vice President                               None
Ann Marie Linehan          Assistant Vice President                     None
Lisa M. Litant             Assistant Vice President                     None
Thomas W. Littauer         Managing Director                            None
Maura A. Lockwood          Vice President                               None
Rufino R. Lomba            Vice President                               None
Peter V. Lucas             Senior Vice President                        None
Robert F. Lucey            Senior Managing Director, Director           None
Kathryn A. Lucier          Assistant Vice President                     None
Ann Malatos                Assistant Vice President                     None
Bonnie Mallin              Vice President                               None
Frederick S. Marius        Assistant Vice President                     None
Anne B. McCarthy           Assistant Vice President                     None
Paul McConville            Vice President                               None
McDermott, Daniel E.       Assistant Vice President                     None
Walter S. McFarland        Vice President                               None
Mark J. McKenna            Senior Vice President                        None
Gregory J. McMillan        Vice President                               None
Claye A. Metelmann         Vice President                               None
Bart D. Miller             Vice President                               None
Jeffery M. Miller          Senior Vice President                        None
Trisha A. Miller           Senior Vice President                        None
Ronald K. Mills            Vice President                               None
Kimberly A. Monahan        Vice President                               None
John L. Moore, III         Vice President                               None
Peter M. Moore             Assistant Vice President                     None
Mitchell Moret             Senior Vice President                        None
Barry L. Mosher            Assistant Vice President                     None
Donald E. Mullen           Vice President                               None
Paul G. Murphy             Assistant Vice President                     None
Brendan R. Murray          Vice President                               None
Robert Nadherny            Vice President                               None
Alexander L. Nelson        Managing Director                            None
John P. Nickodemus         Vice President                               None
Kristen P. O'Brien         Vice President                               None
Kevin L. O'Shea            Senior Vice President                        None
Nathan D. O'Steen          Assistant Vice President                     None
Joseph R. Palombo          Managing Director                            None
Scott A. Papes             Vice President                               None
Cynthia O. Parr            Vice President                               None
Samuel W. Perry            Vice President                               None
John G. Phoenix            Vice President                               None
Joseph Phoenix             Senior Vice President                        None
Keith Plapinger            Vice President                               None
Douglas H. Powell          Vice President                               None
Howard B. Present          Senior Vice President                        None
Jane E. Price              Assistant Vice President                     None
Scott M. Pulkrabek         Vice President                               None
George Putnam              Director                        Chairman & President
Kimberly Raynor            Vice President                               None
Debra V. Rothman           Vice President                               None
Robert B. Rowe             Vice President                               None
Kevin A. Rowell            Senior Vice President                        None
Thomas C. Rowley           Vice President                               None
Charles A. Ruys de Perez   Senior Vice President                        None
Deborah A. Ryan            Assistant Vice President                     None
Louise I. Santosuosso      Assistant Vice President                     None
Debra J. Sarkisian         Assistant Vice President                     None
Catherine A. Saunders      Senior Vice President                        None
Robbin L. Saunders         Assistant Vice President                     None
Karl W. Saur               Vice President                               None
Michael Scanlon            Assistant Vice President                     None
Shannon D. Schofield       Vice President                               None
Christine A. Scordato      Vice President                               None
Joseph W. Scott            Assistant Vice President                     None
John B. Shamburg           Vice President                               None
Kathleen G. Sharpless      Managing Director                            None
William N. Shiebler        Director and President               Vice President
Robert J. Shull, II        Vice President                               None
Mark J. Siebold            Assistant Vice President                     None
Gordon H. Silver           Senior Managing Director             Vice President
John Skistimas, Jr.        Assistant Vice President                     None
Steven Spiegel             Senior Managing Director                     None
Nicholas T. Stanojev       Senior Vice President                        None
Paul R. Stickney           Vice President                               None
John B. Stillwagon         Assistant Vice President                     None
Eric J. Studer             Assistant Vice President                     None
Brian L. Sullivan          Vice President                               None
Guy Sullivan               Seniior Vice President                       None
Kevin J. Sullivan          Vice President                               None
Moira Sullivan             Vice President                               None
Maureen C. Tallon          Vice President                               None
James S. Tambone           Managing Director                            None
B. Iris Tanner             Assistant Vice President                     None
Louis Tasiopoulos          Managing Director                            None
David S. Taylor            Vice President                               None
John R. Telling            Vice President                               None
Cynthia Tercha             Vice President                               None
Richard B. Tibbetts        Senior Vice President                        None
Patrice M. Tirado          Vice President                               None
Janet E. Tosi              Assistant Vice President                     None
Bonnie L. Troped           Vice President                               None
Christine M. Twigg         Assistant Vice Presient                      None
Larry R. Unger             Vice President                               None
Douglas J. Vander Linde    Senior Vice President                        None
Deirdre West-Smith         Assistant Vice President                     None
Edward F. Whalen           Vice President                               None
J. Bennett White           Vice President                               None
Kirk E. Williamson         Senior Vice President                        None
Leigh T. Williamson        Vice President                               None
Jane Wolfson               Vice President                               None
Benjamin I. Woloshin       Vice President                               None
William H. Woolverton      Senior Vice President                        None
Laura J. Zografos          Vice President                               None

Item 30. Location of Accounts and Records

    Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 31. Management Services

    None.

Item 32. Undertakings

    The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                    CONSENT OF INDEPENDENT ACCOUNTANTS

    We hereby consent to the incorporation by reference in
the    Prospectus     and Statement of Additional Information
constituting parts of this Post-Effective Amendment No.    13
to the Registration Statement on Form N-1A (File No. 33-17486) (the "Registration Statement") of our report dated February 20, 1996, relating to the financial statements and financial highlights appearing in the December 31, 1995 Annual Report of Putnam Capital Manager Trust, which financial statements and financial highlights are also incorporated by reference into the Registration Statement. We also consent to the references to us under the heading "Independent Accountants and Financial Statements" in such Statement of Additional Information and under
the heading "Financial highlights" in such    Prospectus    .

   /s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
   October 7    , 1996

                                  NOTICE

    A copy of the Agreement and Declaration of Trust of Putnam Capital Manager Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

                              POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Capital Manager Trust, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Capital Manager Trust and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title                    Date

/s/ Ronald J. Jackson
---------------------             Trustee                  July
11, 1996
Ronald J. Jackson

                                SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of
Massachusetts, on the     8th     day of    October    , 1996.

              PUTNAM CAPITAL MANAGER TRUST

              By: Gordon H. Silver, Vice President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam
Capital Manager Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature                   Title

George Putnam               President and Chairman of the Board;
                            Principal Executive Officer; Trustee



John D. Hughes              Senior Vice President; Treasurer and
                            Principal Financial Officer

Paul G. Bucuvalas           Assistant Treasurer and Principal
                            Accounting Officer

Jameson Adkins Baxter       Trustee

Hans H. Estin               Trustee

John A. Hill                Trustee

   Ronald J. Jackson        Trustee

Elizabeth T. Kennan         Trustee

Lawrence J. Lasser          Trustee

Robert E. Patterson         Trustee

Donald S. Perkins           Trustee

   William F. Pounds        Trustee

George Putnam, III          Trustee

Eli Shapiro                 Trustee

A.J.C. Smith                Trustee

W. Nicholas Thorndike       Trustee


                            By:  Gordon H. Silver,
                                 as Attorney-in-Fact
                                    October 8    , 1996